Schedule III – Real Estate Assets and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010 Property
Initial Costs to Company
Number of single-tenant freestanding retail properties, owned	417
Number of single-tenant freestanding commercial properties, owned	312
Number of multi-tenant retail properties, owned	23
Real estate, federal income tax basis	$ 3,100,000,000
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance, beginning of period	3,123,915,000	3,018,095,000	2,921,274,000
Additions
Acquisitions	6,931,000	86,975,000	96,156,000
Improvements	13,584,000	19,000,000	6,668,000
Total additions	20,515,000	105,975,000	102,824,000
Deductions
Cost of real estate sold	6,945,000	155,000	5,000
Real Estate, Adjustment to Basis	0	0	1,190,000
Real Estate, Other Deductions	5,735,000	0	4,808,000
Total deductions	12,680,000	155,000	6,003,000
Balance, end of period	3,131,750,000	3,123,915,000	3,018,095,000
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance, beginning of period	238,688,000	178,906,000	122,887,000
Additions
Acquisitions - Depreciation Expense for Building & Tenant Improvements Acquired	59,530,000	58,534,000	56,280,000
Improvements - Depreciation Expense for Tenant Improvements & Building Equipment	1,360,000	1,248,000	335,000
Total additions	60,890,000	59,782,000	56,615,000
Deductions
Cost of real estate sold	552,000	0	0
Real Estate Accumulated Depreciation, Other Deductions	1,604,000	0	596,000
Total deductions	2,156,000	0	596,000
Balance, end of period	297,422,000	238,688,000	178,906,000
Number of properties impaired (in properties)	2		1
Notes payable and line of credit	1,757,322,000	1,767,591,000
Building
Deductions
Acquired real estate asset, useful life	40 years
Operating lease
Initial Costs to Company
Land	841,244,000
Buildings And Improvements	2,176,266,000
Total Adjustment to Basis	23,523,000
Gross Amount at Which Carried At December 31, 2012	3,041,033,000
Accumulated Depreciation	297,354,000
Operating lease | 24 Hour Fitness: | Olathe, KS
Initial Costs to Company
Land	1,090,000
Buildings And Improvements	5,353,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,443,000
Accumulated Depreciation	738,000
Operating lease | 7500 Cottonwood Center: | Jenison, MI
Initial Costs to Company
Land	1,079,000
Buildings And Improvements	4,023,000
Total Adjustment to Basis	81,000
Gross Amount at Which Carried At December 31, 2012	5,183,000
Accumulated Depreciation	654,000
Operating lease | Aaron Rents: | Alamogordo, NM
Initial Costs to Company
Land	273,000
Buildings And Improvements	619,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	892,000
Accumulated Depreciation	70,000
Operating lease | Aaron Rents: | Anderson, SC
Initial Costs to Company
Land	156,000
Buildings And Improvements	978,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,134,000
Accumulated Depreciation	107,000
Operating lease | Aaron Rents: | Baton Rouge, LA
Initial Costs to Company
Land	226,000
Buildings And Improvements	603,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	829,000
Accumulated Depreciation	67,000
Operating lease | Aaron Rents: | Beeville, TX
Initial Costs to Company
Land	80,000
Buildings And Improvements	808,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	888,000
Accumulated Depreciation	90,000
Operating lease | Aaron Rents: | Calmut City, IL
Initial Costs to Company
Land	277,000
Buildings And Improvements	992,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,269,000
Accumulated Depreciation	114,000
Operating lease | Aaron Rents: | Charlotte, NC
Initial Costs to Company
Land	272,000
Buildings And Improvements	424,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	696,000
Accumulated Depreciation	48,000
Operating lease | Aaron Rents: | Chiefland, FL
Initial Costs to Company
Land	380,000
Buildings And Improvements	651,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,031,000
Accumulated Depreciation	78,000
Operating lease | Aaron Rents: | Clanton, AL
Initial Costs to Company
Land	231,000
Buildings And Improvements	817,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,048,000
Accumulated Depreciation	91,000
Operating lease | Aaron Rents: | Essex, MD
Initial Costs to Company
Land	632,000
Buildings And Improvements	966,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,598,000
Accumulated Depreciation	107,000
Operating lease | Aaron Rents: | Forrest City, AR
Initial Costs to Company
Land	246,000
Buildings And Improvements	623,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	869,000
Accumulated Depreciation	69,000
Operating lease | Aaron Rents: | Griffin, GA
Initial Costs to Company
Land	483,000
Buildings And Improvements	599,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,082,000
Accumulated Depreciation	69,000
Operating lease | Aaron Rents: | Grovetown, GA
Initial Costs to Company
Land	220,000
Buildings And Improvements	799,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,019,000
Accumulated Depreciation	89,000
Operating lease | Aaron Rents: | Harrisonville, MO
Initial Costs to Company
Land	509,000
Buildings And Improvements	252,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	761,000
Accumulated Depreciation	29,000
Operating lease | Aaron Rents: | Hartsville, SC
Initial Costs to Company
Land	304,000
Buildings And Improvements	875,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,179,000
Accumulated Depreciation	96,000
Operating lease | Aaron Rents: | Largo, FL
Initial Costs to Company
Land	393,000
Buildings And Improvements	884,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,277,000
Accumulated Depreciation	103,000
Operating lease | Aaron Rents: | Mansfield, TX
Initial Costs to Company
Land	244,000
Buildings And Improvements	906,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,150,000
Accumulated Depreciation	105,000
Operating lease | Aaron Rents: | Navasota, TX
Initial Costs to Company
Land	121,000
Buildings And Improvements	866,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	987,000
Accumulated Depreciation	100,000
Operating lease | Aaron Rents: | Okeechobee, FL
Initial Costs to Company
Land	305,000
Buildings And Improvements	792,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,097,000
Accumulated Depreciation	94,000
Operating lease | Aaron Rents: | Rensselaer, NY
Initial Costs to Company
Land	699,000
Buildings And Improvements	1,337,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,036,000
Accumulated Depreciation	157,000
Operating lease | Aaron Rents: | Rome, TX
Initial Costs to Company
Land	387,000
Buildings And Improvements	1,050,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,437,000
Accumulated Depreciation	123,000
Operating lease | Aaron Rents: | Sandersville, GA
Initial Costs to Company
Land	153,000
Buildings And Improvements	856,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,009,000
Accumulated Depreciation	96,000
Operating lease | Aaron Rents: | Shreveport, LA
Initial Costs to Company
Land	267,000
Buildings And Improvements	569,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	836,000
Accumulated Depreciation	67,000
Operating lease | Aaron Rents: | Wichita, KS
Initial Costs to Company
Land	247,000
Buildings And Improvements	627,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	874,000
Accumulated Depreciation	69,000
Operating lease | Aaron Rents: | Wilton, NY
Initial Costs to Company
Land	2,693,000
Buildings And Improvements	3,577,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,270,000
Accumulated Depreciation	425,000
Operating lease | Aaron Rents: | Mineral Wells, TX
Initial Costs to Company
Land	263,000
Buildings And Improvements	587,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	850,000
Accumulated Depreciation	42,000
Operating lease | Aaron Rents: | Sweetwater, TX
Initial Costs to Company
Land	253,000
Buildings And Improvements	660,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	913,000
Accumulated Depreciation	47,000
Operating lease | ABX Air: | Coventry, RI
Initial Costs to Company
Land	548,000
Buildings And Improvements	3,293,000
Total Adjustment to Basis	16,000
Gross Amount at Which Carried At December 31, 2012	3,857,000
Accumulated Depreciation	546,000
Operating lease | Academy Sports: | Macon, GA
Initial Costs to Company
Land	1,232,000
Buildings And Improvements	3,901,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,133,000
Accumulated Depreciation	778,000
Operating lease | Academy Sports: | Katy, TX
Initial Costs to Company
Land	8,853,000
Buildings And Improvements	88,008,000
Total Adjustment to Basis	12,240,000
Gross Amount at Which Carried At December 31, 2012	109,101,000
Accumulated Depreciation	15,274,000
Operating lease | Academy Sports: | Lufkin, TX
Initial Costs to Company
Land	1,512,000
Buildings And Improvements	3,260,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,772,000
Accumulated Depreciation	413,000
Operating lease | Advance Auto: | Charlotte, NC
Initial Costs to Company
Land	435,000
Buildings And Improvements	905,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,340,000
Accumulated Depreciation	49,000
Operating lease | Advance Auto: | Greenfield, IN
Initial Costs to Company
Land	670,000
Buildings And Improvements	609,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,279,000
Accumulated Depreciation	134,000
Operating lease | Advance Auto: | Trenton, OH
Initial Costs to Company
Land	333,000
Buildings And Improvements	651,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	984,000
Accumulated Depreciation	144,000
Operating lease | Advance Auto: | Columbia Heights, MN
Initial Costs to Company
Land	549,000
Buildings And Improvements	1,071,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,620,000
Accumulated Depreciation	208,000
Operating lease | Advance Auto: | Fergus Falls, MN
Initial Costs to Company
Land	187,000
Buildings And Improvements	911,000
Total Adjustment to Basis	(1,000)
Gross Amount at Which Carried At December 31, 2012	1,097,000
Accumulated Depreciation	183,000
Operating lease | Advance Auto: | Holland Township, MI
Initial Costs to Company
Land	647,000
Buildings And Improvements	1,134,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,781,000
Accumulated Depreciation	230,000
Operating lease | Advance Auto: | Holland, MI
Initial Costs to Company
Land	614,000
Buildings And Improvements	1,118,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,732,000
Accumulated Depreciation	226,000
Operating lease | Advance Auto: | Zeeland, MI
Initial Costs to Company
Land	430,000
Buildings And Improvements	1,109,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,539,000
Accumulated Depreciation	225,000
Operating lease | Advance Auto: | Grand Forks, ND
Initial Costs to Company
Land	346,000
Buildings And Improvements	889,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,235,000
Accumulated Depreciation	179,000
Operating lease | Advance Auto: | Duluth, MN
Initial Costs to Company
Land	284,000
Buildings And Improvements	1,050,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,334,000
Accumulated Depreciation	200,000
Operating lease | Advance Auto: | Grand Bay, AL
Initial Costs to Company
Land	256,000
Buildings And Improvements	770,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,026,000
Accumulated Depreciation	157,000
Operating lease | Advance Auto: | Hurley, MS
Initial Costs to Company
Land	171,000
Buildings And Improvements	811,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	982,000
Accumulated Depreciation	164,000
Operating lease | Advance Auto: | Rainsville, AL
Initial Costs to Company
Land	383,000
Buildings And Improvements	823,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,206,000
Accumulated Depreciation	166,000
Operating lease | Advance Auto: | Ashland, KY
Initial Costs to Company
Land	641,000
Buildings And Improvements	827,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,468,000
Accumulated Depreciation	171,000
Operating lease | Advance Auto: | Jackson, OH
Initial Costs to Company
Land	449,000
Buildings And Improvements	755,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,204,000
Accumulated Depreciation	158,000
Operating lease | Advance Auto: | New Boston, OH
Initial Costs to Company
Land	477,000
Buildings And Improvements	846,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,323,000
Accumulated Depreciation	177,000
Operating lease | Advance Auto: | Scottsburg, IN
Initial Costs to Company
Land	264,000
Buildings And Improvements	844,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,108,000
Accumulated Depreciation	175,000
Operating lease | Advance Auto: | Maryland Heights, MO
Initial Costs to Company
Land	736,000
Buildings And Improvements	896,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,632,000
Accumulated Depreciation	180,000
Operating lease | Advance Auto: | Irvington, NJ
Initial Costs to Company
Land	1,078,000
Buildings And Improvements	924,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,002,000
Accumulated Depreciation	54,000
Operating lease | Advance Auto: | Midwest City, OK
Initial Costs to Company
Land	248,000
Buildings And Improvements	1,222,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,470,000
Accumulated Depreciation	64,000
Operating lease | Advance Auto: | Penns Grove, NJ
Initial Costs to Company
Land	402,000
Buildings And Improvements	907,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,309,000
Accumulated Depreciation	53,000
Operating lease | Advance Auto: | St. Francis, WI
Initial Costs to Company
Land	394,000
Buildings And Improvements	1,065,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,459,000
Accumulated Depreciation	57,000
Operating lease | Advance Auto: | Willingboro, NJ
Initial Costs to Company
Land	973,000
Buildings And Improvements	676,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,649,000
Accumulated Depreciation	38,000
Operating lease | Advance Auto: | Dunellen, NJ
Initial Costs to Company
Land	1,054,000
Buildings And Improvements	1,242,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,296,000
Accumulated Depreciation	72,000
Operating lease | Allstate Insurance: | Cross Plains, WI
Initial Costs to Company
Land	864,000
Buildings And Improvements	4,488,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	5,360,000
Accumulated Depreciation	661,000
Operating lease | Allstate Insurance: | Yuma, AZ
Initial Costs to Company
Land	1,426,000
Buildings And Improvements	5,885,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,311,000
Accumulated Depreciation	783,000
Operating lease | American TV & Appliance: | Peoria, IL
Initial Costs to Company
Land	2,028,000
Buildings And Improvements	8,172,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,200,000
Accumulated Depreciation	1,405,000
Operating lease | Applebee's: | Albany, OR
Initial Costs to Company
Land	808,000
Buildings And Improvements	1,836,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,644,000
Accumulated Depreciation	281,000
Operating lease | Applebee's: | Augusta, GA
Initial Costs to Company
Land	621,000
Buildings And Improvements	2,474,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,095,000
Accumulated Depreciation	363,000
Operating lease | Applebee's: | Aurora (lliff), CO
Initial Costs to Company
Land	1,324,000
Buildings And Improvements	1,258,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,582,000
Accumulated Depreciation	183,000
Operating lease | Applebee's: | Aurora, CO
Initial Costs to Company
Land	1,001,000
Buildings And Improvements	1,373,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,374,000
Accumulated Depreciation	199,000
Operating lease | Applebee's: | Clovis, NM
Initial Costs to Company
Land	512,000
Buildings And Improvements	2,125,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,637,000
Accumulated Depreciation	308,000
Operating lease | Applebee's: | Colorado Springs, CO
Initial Costs to Company
Land	781,000
Buildings And Improvements	985,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,766,000
Accumulated Depreciation	144,000
Operating lease | Applebee's: | Columbus (Airport), GA
Initial Costs to Company
Land	726,000
Buildings And Improvements	2,265,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,991,000
Accumulated Depreciation	334,000
Operating lease | Applebee's: | Columbus (Gentian), GA
Initial Costs to Company
Land	1,098,000
Buildings And Improvements	2,263,000
Total Adjustment to Basis	6,000
Gross Amount at Which Carried At December 31, 2012	3,367,000
Accumulated Depreciation	334,000
Operating lease | Applebee's: | Fountain, CO
Initial Costs to Company
Land	747,000
Buildings And Improvements	1,825,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,572,000
Accumulated Depreciation	267,000
Operating lease | Applebee's: | Gallup , NM
Initial Costs to Company
Land	499,000
Buildings And Improvements	2,477,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,976,000
Accumulated Depreciation	359,000
Operating lease | Applebee's: | Garden City, GA
Initial Costs to Company
Land	803,000
Buildings And Improvements	1,688,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,491,000
Accumulated Depreciation	248,000
Operating lease | Applebee's: | Grand Junction, CO
Initial Costs to Company
Land	915,000
Buildings And Improvements	2,021,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,936,000
Accumulated Depreciation	294,000
Operating lease | Applebee's: | Littleton, CO
Initial Costs to Company
Land	1,491,000
Buildings And Improvements	656,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,147,000
Accumulated Depreciation	97,000
Operating lease | Applebee's: | Longview, WA
Initial Costs to Company
Land	969,000
Buildings And Improvements	2,429,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	3,402,000
Accumulated Depreciation	366,000
Operating lease | Applebee's: | Loveland, CO
Initial Costs to Company
Land	437,000
Buildings And Improvements	1,543,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,980,000
Accumulated Depreciation	224,000
Operating lease | Applebee's: | Macon (Eisenhower), GA
Initial Costs to Company
Land	785,000
Buildings And Improvements	1,561,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,346,000
Accumulated Depreciation	230,000
Operating lease | Applebee's: | Macon (Riverside), GA
Initial Costs to Company
Land	794,000
Buildings And Improvements	1,579,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,373,000
Accumulated Depreciation	233,000
Operating lease | Applebee's: | Santa Fe, NM
Initial Costs to Company
Land	1,637,000
Buildings And Improvements	2,184,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	3,826,000
Accumulated Depreciation	318,000
Operating lease | Applebee's: | Savannah, GA
Initial Costs to Company
Land	1,079,000
Buildings And Improvements	1,454,000
Total Adjustment to Basis	(156,000)
Gross Amount at Which Carried At December 31, 2012	2,377,000
Accumulated Depreciation	216,000
Operating lease | Applebee's: | Union Gap, WA
Initial Costs to Company
Land	196,000
Buildings And Improvements	2,218,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,414,000
Accumulated Depreciation	332,000
Operating lease | Applebee's: | Walla Walla, WA
Initial Costs to Company
Land	770,000
Buildings And Improvements	1,487,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,257,000
Accumulated Depreciation	231,000
Operating lease | Applebee's: | Warner Robins, GA
Initial Costs to Company
Land	677,000
Buildings And Improvements	1,696,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,373,000
Accumulated Depreciation	251,000
Operating lease | Apria Healthcare: | St. John, MO
Initial Costs to Company
Land	1,669,000
Buildings And Improvements	4,390,000
Total Adjustment to Basis	133,000
Gross Amount at Which Carried At December 31, 2012	6,192,000
Accumulated Depreciation	1,004,000
Operating lease | Arby's: | New Castle, PA
Initial Costs to Company
Land	555,000
Buildings And Improvements	810,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,365,000
Accumulated Depreciation	103,000
Operating lease | Ashley Furniture: | Anderson, SC
Initial Costs to Company
Land	677,000
Buildings And Improvements	3,240,000
Total Adjustment to Basis	(4,000)
Gross Amount at Which Carried At December 31, 2012	3,913,000
Accumulated Depreciation	433,000
Operating lease | Ashley Furniture: | Amarillo, TX
Initial Costs to Company
Land	1,367,000
Buildings And Improvements	4,747,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,114,000
Accumulated Depreciation	748,000
Operating lease | AT&T: | Beaumont, TX
Initial Costs to Company
Land	611,000
Buildings And Improvements	10,717,000
Total Adjustment to Basis	10,000
Gross Amount at Which Carried At December 31, 2012	11,338,000
Accumulated Depreciation	2,113,000
Operating lease | AT&T: | Santa Clara, CA
Initial Costs to Company
Land	2,455,000
Buildings And Improvements	10,876,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	13,331,000
Accumulated Depreciation	1,183,000
Operating lease | Bank of America: | Delray Beach, FL
Initial Costs to Company
Land	11,890,000
Buildings And Improvements	2,984,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	14,874,000
Accumulated Depreciation	384,000
Operating lease | BE Aerospace: | Winston-Salem, NC
Initial Costs to Company
Land	346,000
Buildings And Improvements	4,387,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,733,000
Accumulated Depreciation	480,000
Operating lease | Best Buy: | Wichita, KS
Initial Costs to Company
Land	2,192,000
Buildings And Improvements	8,319,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,511,000
Accumulated Depreciation	1,276,000
Operating lease | Best Buy: | Fayettville, NC
Initial Costs to Company
Land	2,020,000
Buildings And Improvements	4,285,000
Total Adjustment to Basis	301,000
Gross Amount at Which Carried At December 31, 2012	6,606,000
Accumulated Depreciation	608,000
Operating lease | Best Buy: | Las Cruces, NM
Initial Costs to Company
Land	1,584,000
Buildings And Improvements	4,043,000
Total Adjustment to Basis	105,000
Gross Amount at Which Carried At December 31, 2012	5,732,000
Accumulated Depreciation	474,000
Operating lease | Best Buy: | Kansas City, KS
Initial Costs to Company
Land	1,464,000
Buildings And Improvements	5,375,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,839,000
Accumulated Depreciation	236,000
Operating lease | Big 5 Center: | Aurora, CO
Initial Costs to Company
Land	1,265,000
Buildings And Improvements	2,827,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,092,000
Accumulated Depreciation	431,000
Operating lease | BJ’s Wholesale: | Ft. Lauderdale, FL
Initial Costs to Company
Land	10,920,000
Buildings And Improvements	14,762,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	25,682,000
Accumulated Depreciation	1,645,000
Operating lease | BJ’s Wholesale: | Haverhill, MA
Initial Costs to Company
Land	5,497,000
Buildings And Improvements	13,904,000
Total Adjustment to Basis	49,000
Gross Amount at Which Carried At December 31, 2012	19,450,000
Accumulated Depreciation	1,713,000
Operating lease | BJ’s Wholesale: | Woodstock, GA
Initial Costs to Company
Land	3,071,000
Buildings And Improvements	11,542,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	14,613,000
Accumulated Depreciation	1,185,000
Operating lease | Borders: | Rapid City, SD
Initial Costs to Company
Land	1,589,000
Buildings And Improvements	1,951,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,540,000
Accumulated Depreciation	299,000
Operating lease | Borders: | Reading, PA
Initial Costs to Company
Land	2,128,000
Buildings And Improvements	3,186,000
Total Adjustment to Basis	626,000
Gross Amount at Which Carried At December 31, 2012	5,940,000
Accumulated Depreciation	487,000
Operating lease | Boscov’s: | Voorhees, NJ
Initial Costs to Company
Land	1,889,000
Buildings And Improvements	5,012,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,901,000
Accumulated Depreciation	679,000
Operating lease | Bridgestone Tire: | Atlanta, GA
Initial Costs to Company
Land	1,623,000
Buildings And Improvements	977,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,600,000
Accumulated Depreciation	127,000
Operating lease | Broadview Village Square: | Broadview , IL
Initial Costs to Company
Land	8,489,000
Buildings And Improvements	46,933,000
Total Adjustment to Basis	338,000
Gross Amount at Which Carried At December 31, 2012	55,760,000
Accumulated Depreciation	6,962,000
Operating lease | Burger King: | Durham, NC
Initial Costs to Company
Land	808,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	808,000
Accumulated Depreciation	0
Operating lease | Carmax: | Greenville, SC
Initial Costs to Company
Land	8,061,000
Buildings And Improvements	11,830,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	19,891,000
Accumulated Depreciation	1,508,000
Operating lease | Carmax: | Pineville, NC
Initial Costs to Company
Land	6,980,000
Buildings And Improvements	4,014,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,994,000
Accumulated Depreciation	548,000
Operating lease | Carmax: | Raleigh, NC
Initial Costs to Company
Land	4,000,000
Buildings And Improvements	7,669,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	11,677,000
Accumulated Depreciation	970,000
Operating lease | Chambers Corner: | Wayland, MI
Initial Costs to Company
Land	1,608,000
Buildings And Improvements	7,277,000
Total Adjustment to Basis	37,000
Gross Amount at Which Carried At December 31, 2012	8,922,000
Accumulated Depreciation	1,085,000
Operating lease | Chapel Hill Centre: | Douglasville, GA
Initial Costs to Company
Land	1,827,000
Buildings And Improvements	5,303,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,130,000
Accumulated Depreciation	163,000
Operating lease | Chili's: | Paris, TX
Initial Costs to Company
Land	600,000
Buildings And Improvements	1,851,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,451,000
Accumulated Depreciation	304,000
Operating lease | Chili's: | Fredericksburg, TX
Initial Costs to Company
Land	820,000
Buildings And Improvements	1,290,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,110,000
Accumulated Depreciation	207,000
Operating lease | Chili's: | Tilton, NH
Initial Costs to Company
Land	1,085,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,085,000
Accumulated Depreciation	0
Operating lease | Childtime Childcare: | Cuyahoga Falls, OH
Initial Costs to Company
Land	114,000
Buildings And Improvements	564,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	678,000
Accumulated Depreciation	31,000
Operating lease | Childtime Childcare: | Arlington, TX
Initial Costs to Company
Land	268,000
Buildings And Improvements	867,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,135,000
Accumulated Depreciation	46,000
Operating lease | Childtime Childcare: | Oklahoma City (May), OK
Initial Costs to Company
Land	74,000
Buildings And Improvements	479,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	553,000
Accumulated Depreciation	25,000
Operating lease | Childtime Childcare: | Oklahoma City (Penn), OK
Initial Costs to Company
Land	60,000
Buildings And Improvements	617,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	677,000
Accumulated Depreciation	32,000
Operating lease | Childtime Childcare: | Rochester, NY
Initial Costs to Company
Land	107,000
Buildings And Improvements	485,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	592,000
Accumulated Depreciation	28,000
Operating lease | Childtime Childcare: | Modesto (Honey Creek), CA
Initial Costs to Company
Land	191,000
Buildings And Improvements	605,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	796,000
Accumulated Depreciation	36,000
Operating lease | Church's Chicken: | 191 Locations
Initial Costs to Company
Land	47,249,000
Buildings And Improvements	57,362,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	104,611,000
Accumulated Depreciation	7,155,000
Operating lease | Circle K: | Shreveport, LA
Initial Costs to Company
Land	517,000
Buildings And Improvements	1,074,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,591,000
Accumulated Depreciation	143,000
Operating lease | Circle K: | Augusta, GA
Initial Costs to Company
Land	783,000
Buildings And Improvements	953,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,736,000
Accumulated Depreciation	130,000
Operating lease | Circle K: | Columbus (Airport), GA
Initial Costs to Company
Land	569,000
Buildings And Improvements	455,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,024,000
Accumulated Depreciation	64,000
Operating lease | Circle K: | Macon (Riverside), GA
Initial Costs to Company
Land	588,000
Buildings And Improvements	625,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,213,000
Accumulated Depreciation	89,000
Operating lease | Circle K: | Akron (1178 Arlington), OH
Initial Costs to Company
Land	434,000
Buildings And Improvements	834,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,268,000
Accumulated Depreciation	114,000
Operating lease | Circle K: | Akron (1559 Market), OH
Initial Costs to Company
Land	539,000
Buildings And Improvements	832,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,379,000
Accumulated Depreciation	114,000
Operating lease | Circle K: | Akron (1693 West Market), OH
Initial Costs to Company
Land	664,000
Buildings And Improvements	2,064,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	2,736,000
Accumulated Depreciation	270,000
Operating lease | Circle K: | Akron (940 Arlington), OH
Initial Costs to Company
Land	362,000
Buildings And Improvements	1,062,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,424,000
Accumulated Depreciation	144,000
Operating lease | Circle K: | Akron (Albrecht), OH
Initial Costs to Company
Land	400,000
Buildings And Improvements	908,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,308,000
Accumulated Depreciation	120,000
Operating lease | Circle K: | Akron (Brittain), OH
Initial Costs to Company
Land	345,000
Buildings And Improvements	1,005,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,358,000
Accumulated Depreciation	140,000
Operating lease | Circle K: | Akron (Brown), OH
Initial Costs to Company
Land	329,000
Buildings And Improvements	707,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,036,000
Accumulated Depreciation	103,000
Operating lease | Circle K: | Akron (Cuyahoga), OH
Initial Costs to Company
Land	518,000
Buildings And Improvements	794,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,312,000
Accumulated Depreciation	111,000
Operating lease | Circle K: | Akron (Darrow), OH
Initial Costs to Company
Land	544,000
Buildings And Improvements	849,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,401,000
Accumulated Depreciation	116,000
Operating lease | Circle K: | Akron (Exchange), OH
Initial Costs to Company
Land	559,000
Buildings And Improvements	900,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,459,000
Accumulated Depreciation	121,000
Operating lease | Circle K: | Akron (Main), OH
Initial Costs to Company
Land	330,000
Buildings And Improvements	1,288,000
Total Adjustment to Basis	7,000
Gross Amount at Which Carried At December 31, 2012	1,625,000
Accumulated Depreciation	177,000
Operating lease | Circle K: | Akron (Manchester), OH
Initial Costs to Company
Land	304,000
Buildings And Improvements	945,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,249,000
Accumulated Depreciation	130,000
Operating lease | Circle K: | Akron (Ridgewood), OH
Initial Costs to Company
Land	435,000
Buildings And Improvements	386,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	821,000
Accumulated Depreciation	56,000
Operating lease | Circle K: | Akron (Waterloo), OH
Initial Costs to Company
Land	385,000
Buildings And Improvements	1,019,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,404,000
Accumulated Depreciation	137,000
Operating lease | Circle K: | Albuquerque, NM
Initial Costs to Company
Land	748,000
Buildings And Improvements	626,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,374,000
Accumulated Depreciation	83,000
Operating lease | Circle K: | Auburn, AL
Initial Costs to Company
Land	693,000
Buildings And Improvements	1,045,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,738,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Barberton (31st St), OH
Initial Costs to Company
Land	389,000
Buildings And Improvements	1,519,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,908,000
Accumulated Depreciation	205,000
Operating lease | Circle K: | Barberton (5th St.), OH
Initial Costs to Company
Land	283,000
Buildings And Improvements	1,067,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,350,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Barberton (Wooster), OH
Initial Costs to Company
Land	520,000
Buildings And Improvements	1,168,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,688,000
Accumulated Depreciation	157,000
Operating lease | Circle K: | Baton Rouge (Burbank), LA
Initial Costs to Company
Land	538,000
Buildings And Improvements	708,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,246,000
Accumulated Depreciation	96,000
Operating lease | Circle K: | Baton Rouge (Floynell), LA
Initial Costs to Company
Land	551,000
Buildings And Improvements	686,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,237,000
Accumulated Depreciation	92,000
Operating lease | Circle K: | Baton Rouge (Jefferson), LA
Initial Costs to Company
Land	770,000
Buildings And Improvements	600,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,370,000
Accumulated Depreciation	81,000
Operating lease | Circle K: | Beaufort, SC
Initial Costs to Company
Land	745,000
Buildings And Improvements	663,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,408,000
Accumulated Depreciation	88,000
Operating lease | Circle K: | Bedford, OH
Initial Costs to Company
Land	416,000
Buildings And Improvements	708,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,124,000
Accumulated Depreciation	95,000
Operating lease | Circle K: | Bluffton , SC
Initial Costs to Company
Land	1,075,000
Buildings And Improvements	777,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,852,000
Accumulated Depreciation	106,000
Operating lease | Circle K: | Bossier City, LA
Initial Costs to Company
Land	755,000
Buildings And Improvements	771,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,526,000
Accumulated Depreciation	101,000
Operating lease | Circle K: | Brookpark, OH
Initial Costs to Company
Land	472,000
Buildings And Improvements	819,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,291,000
Accumulated Depreciation	108,000
Operating lease | Circle K: | Canton (12th St.) , OH
Initial Costs to Company
Land	459,000
Buildings And Improvements	878,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,337,000
Accumulated Depreciation	123,000
Operating lease | Circle K: | Canton (Tuscarwas), OH
Initial Costs to Company
Land	730,000
Buildings And Improvements	1,339,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,069,000
Accumulated Depreciation	180,000
Operating lease | Circle K: | Charleston, SC
Initial Costs to Company
Land	1,182,000
Buildings And Improvements	758,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,940,000
Accumulated Depreciation	99,000
Operating lease | Circle K: | Charlotte (Independence), NC
Initial Costs to Company
Land	589,000
Buildings And Improvements	581,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,170,000
Accumulated Depreciation	79,000
Operating lease | Circle K: | Charlotte (Sharon), NC
Initial Costs to Company
Land	663,000
Buildings And Improvements	734,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,397,000
Accumulated Depreciation	97,000
Operating lease | Circle K: | Charlotte (Sugar Creek), SC
Initial Costs to Company
Land	623,000
Buildings And Improvements	603,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,226,000
Accumulated Depreciation	80,000
Operating lease | Circle K: | Columbia (Garners), SC
Initial Costs to Company
Land	645,000
Buildings And Improvements	739,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,384,000
Accumulated Depreciation	98,000
Operating lease | Circle K: | Cleveland , OH
Initial Costs to Company
Land	573,000
Buildings And Improvements	1,352,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,925,000
Accumulated Depreciation	182,000
Operating lease | Circle K: | Columbia (Hardscrabble), SC
Initial Costs to Company
Land	587,000
Buildings And Improvements	777,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,364,000
Accumulated Depreciation	102,000
Operating lease | Circle K: | Columbia (Lumpkin), GA
Initial Costs to Company
Land	526,000
Buildings And Improvements	756,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,282,000
Accumulated Depreciation	105,000
Operating lease | Circle K: | Columbus (Buena Vista), GA
Initial Costs to Company
Land	576,000
Buildings And Improvements	623,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,199,000
Accumulated Depreciation	87,000
Operating lease | Circle K: | Columbus (Warm Springs), GA
Initial Costs to Company
Land	2,085,000
Buildings And Improvements	2,949,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,034,000
Accumulated Depreciation	385,000
Operating lease | Circle K: | Columbus (Whiteville), GA
Initial Costs to Company
Land	1,394,000
Buildings And Improvements	1,039,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,433,000
Accumulated Depreciation	137,000
Operating lease | Circle K: | Copley, OH
Initial Costs to Company
Land	336,000
Buildings And Improvements	692,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,036,000
Accumulated Depreciation	100,000
Operating lease | Circle K: | Cuyahoga Falls (Bath), OH
Initial Costs to Company
Land	472,000
Buildings And Improvements	1,287,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,759,000
Accumulated Depreciation	171,000
Operating lease | Circle K: | Cuyahoga Falls (Port), OH
Initial Costs to Company
Land	413,000
Buildings And Improvements	988,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,401,000
Accumulated Depreciation	134,000
Operating lease | Circle K: | Cuyahoga Falls (State), OH
Initial Costs to Company
Land	327,000
Buildings And Improvements	613,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	948,000
Accumulated Depreciation	85,000
Operating lease | Circle K: | El Paso (Americas), TX
Initial Costs to Company
Land	696,000
Buildings And Improvements	1,272,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,968,000
Accumulated Depreciation	172,000
Operating lease | Circle K: | El Paso (Mesa), TX
Initial Costs to Company
Land	684,000
Buildings And Improvements	821,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,505,000
Accumulated Depreciation	111,000
Operating lease | Circle K: | El Paso (Zaragosa), TX
Initial Costs to Company
Land	967,000
Buildings And Improvements	764,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,731,000
Accumulated Depreciation	102,000
Operating lease | Circle K: | Fairlawn, OH
Initial Costs to Company
Land	480,000
Buildings And Improvements	818,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,298,000
Accumulated Depreciation	112,000
Operating lease | Circle K: | Fort Mill, SC
Initial Costs to Company
Land	1,207,000
Buildings And Improvements	2,007,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,214,000
Accumulated Depreciation	261,000
Operating lease | Circle K: | Goose Creek, SC
Initial Costs to Company
Land	671,000
Buildings And Improvements	578,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,249,000
Accumulated Depreciation	78,000
Operating lease | Circle K: | Huntersville, NC
Initial Costs to Company
Land	680,000
Buildings And Improvements	716,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,396,000
Accumulated Depreciation	95,000
Operating lease | Circle K: | Kent, OH
Initial Costs to Company
Land	223,000
Buildings And Improvements	678,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	901,000
Accumulated Depreciation	91,000
Operating lease | Circle K: | Lanett, AL
Initial Costs to Company
Land	1,645,000
Buildings And Improvements	4,693,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,338,000
Accumulated Depreciation	654,000
Operating lease | Circle K: | Macon (Arkwright), GA
Initial Costs to Company
Land	422,000
Buildings And Improvements	675,000
Total Adjustment to Basis	(5,000)
Gross Amount at Which Carried At December 31, 2012	1,092,000
Accumulated Depreciation	91,000
Operating lease | Circle K: | Maple Heights, OH
Initial Costs to Company
Land	524,000
Buildings And Improvements	1,052,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,576,000
Accumulated Depreciation	144,000
Operating lease | Circle K: | Martinez, GA
Initial Costs to Company
Land	506,000
Buildings And Improvements	702,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,208,000
Accumulated Depreciation	96,000
Operating lease | Circle K: | Midland (Beaver Run), GA
Initial Costs to Company
Land	1,066,000
Buildings And Improvements	1,099,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,165,000
Accumulated Depreciation	150,000
Operating lease | Circle K: | Mobile (Airport) , AL
Initial Costs to Company
Land	516,000
Buildings And Improvements	651,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,167,000
Accumulated Depreciation	93,000
Operating lease | Circle K: | Mobile (Moffett) , AL
Initial Costs to Company
Land	475,000
Buildings And Improvements	374,000
Total Adjustment to Basis	(45,000)
Gross Amount at Which Carried At December 31, 2012	804,000
Accumulated Depreciation	54,000
Operating lease | Circle K: | Mount Pleasant, SC
Initial Costs to Company
Land	616,000
Buildings And Improvements	631,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,247,000
Accumulated Depreciation	86,000
Operating lease | Circle K: | North Augusta, SC
Initial Costs to Company
Land	380,000
Buildings And Improvements	678,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,058,000
Accumulated Depreciation	90,000
Operating lease | Circle K: | North Monroe, LA
Initial Costs to Company
Land	816,000
Buildings And Improvements	1,375,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,191,000
Accumulated Depreciation	180,000
Operating lease | Circle K: | Northfield , OH
Initial Costs to Company
Land	829,000
Buildings And Improvements	1,564,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,393,000
Accumulated Depreciation	205,000
Operating lease | Circle K: | Norton, OH
Initial Costs to Company
Land	374,000
Buildings And Improvements	1,430,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,804,000
Accumulated Depreciation	192,000
Operating lease | Circle K: | Opelika (2nd Avenue), AL
Initial Costs to Company
Land	778,000
Buildings And Improvements	1,590,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,368,000
Accumulated Depreciation	215,000
Operating lease | Circle K: | Opelika (Columbus), AL
Initial Costs to Company
Land	829,000
Buildings And Improvements	968,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,797,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Parma, OH
Initial Costs to Company
Land	451,000
Buildings And Improvements	1,052,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,503,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Phenix City, AL
Initial Costs to Company
Land	674,000
Buildings And Improvements	1,148,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,822,000
Accumulated Depreciation	153,000
Operating lease | Circle K: | Pine Mountain, GA
Initial Costs to Company
Land	744,000
Buildings And Improvements	3,016,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,760,000
Accumulated Depreciation	398,000
Operating lease | Circle K: | Port Wentworth, GA
Initial Costs to Company
Land	945,000
Buildings And Improvements	861,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,806,000
Accumulated Depreciation	126,000
Operating lease | Circle K: | Savannah (Johnny Mercer), GA
Initial Costs to Company
Land	551,000
Buildings And Improvements	480,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,031,000
Accumulated Depreciation	67,000
Operating lease | Circle K: | Savannah (King George), GA
Initial Costs to Company
Land	816,000
Buildings And Improvements	712,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,528,000
Accumulated Depreciation	95,000
Operating lease | Circle K: | Seville, OH
Initial Costs to Company
Land	642,000
Buildings And Improvements	1,989,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	2,639,000
Accumulated Depreciation	263,000
Operating lease | Circle K: | Springdale, SC
Initial Costs to Company
Land	368,000
Buildings And Improvements	609,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	977,000
Accumulated Depreciation	81,000
Operating lease | Circle K: | Twinsburg, OH
Initial Costs to Company
Land	409,000
Buildings And Improvements	1,146,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,555,000
Accumulated Depreciation	158,000
Operating lease | Circle K: | Valley, AL
Initial Costs to Company
Land	512,000
Buildings And Improvements	733,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,245,000
Accumulated Depreciation	99,000
Operating lease | Circle K: | West Monroe (1602), LA
Initial Costs to Company
Land	538,000
Buildings And Improvements	1,127,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,665,000
Accumulated Depreciation	148,000
Operating lease | Circle K: | West Monroe (503), LA
Initial Costs to Company
Land	918,000
Buildings And Improvements	660,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,578,000
Accumulated Depreciation	89,000
Operating lease | Circle K: | Willoughby, OH
Initial Costs to Company
Land	390,000
Buildings And Improvements	1,001,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,391,000
Accumulated Depreciation	133,000
Operating lease | Circuit City (Formerly): | Aurora, CO
Initial Costs to Company
Land	1,763,000
Buildings And Improvements	4,295,000
Total Adjustment to Basis	1,975,000
Gross Amount at Which Carried At December 31, 2012	8,033,000
Accumulated Depreciation	625,000
Operating lease | Circuit City (Formerly): | Kennesaw, GA
Initial Costs to Company
Land	2,242,000
Buildings And Improvements	18,075,000
Total Adjustment to Basis	4,706,000
Gross Amount at Which Carried At December 31, 2012	25,023,000
Accumulated Depreciation	3,442,000
Operating lease | Circuit City (Formerly): | Mesquite, TX
Initial Costs to Company
Land	1,094,000
Buildings And Improvements	6,687,000
Total Adjustment to Basis	1,242,000
Gross Amount at Which Carried At December 31, 2012	9,023,000
Accumulated Depreciation	1,167,000
Operating lease | Circuit City (Formerly): | Taunton, MA
Initial Costs to Company
Land	2,219,000
Buildings And Improvements	6,314,000
Total Adjustment to Basis	(5,011,000)
Gross Amount at Which Carried At December 31, 2012	3,522,000
Accumulated Depreciation	192,000
Operating lease | Circuit City (Formerly): | Grandview, OH
Initial Costs to Company
Land	4,990,000
Buildings And Improvements	24,740,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	29,730,000
Accumulated Depreciation	3,440,000
Operating lease | Columbus Fish Market : | Grandview, OH
Initial Costs to Company
Land	1,417,000
Buildings And Improvements	1,478,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,895,000
Accumulated Depreciation	87,000
Operating lease | Conns: | San Antonio, TX
Initial Costs to Company
Land	1,026,000
Buildings And Improvements	3,055,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,081,000
Accumulated Depreciation	539,000
Operating lease | Convergys: | Las Cruces, NM
Initial Costs to Company
Land	1,740,000
Buildings And Improvements	5,785,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,525,000
Accumulated Depreciation	800,000
Operating lease | Coral Walk: | Cape Coral, FL
Initial Costs to Company
Land	7,737,000
Buildings And Improvements	20,708,000
Total Adjustment to Basis	(231,000)
Gross Amount at Which Carried At December 31, 2012	28,214,000
Accumulated Depreciation	3,090,000
Operating lease | Cost-U-Less: | St. Croix, USVI
Initial Costs to Company
Land	706,000
Buildings And Improvements	4,472,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,178,000
Accumulated Depreciation	686,000
Operating lease | Cumming Town Center: | Cumming, GA
Initial Costs to Company
Land	13,555,000
Buildings And Improvements	48,146,000
Total Adjustment to Basis	(1,218,000)
Gross Amount at Which Carried At December 31, 2012	60,483,000
Accumulated Depreciation	5,751,000
Operating lease | CVS: | Okeechobee, FL
Initial Costs to Company
Land	1,623,000
Buildings And Improvements	3,563,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,186,000
Accumulated Depreciation	624,000
Operating lease | CVS: | Atlanta, GA
Initial Costs to Company
Land	910,000
Buildings And Improvements	2,450,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,360,000
Accumulated Depreciation	273,000
Operating lease | CVS: | Alpharetta, GA
Initial Costs to Company
Land	1,214,000
Buildings And Improvements	1,693,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,907,000
Accumulated Depreciation	341,000
Operating lease | CVS: | Richland Hills, TX
Initial Costs to Company
Land	1,141,000
Buildings And Improvements	2,302,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,443,000
Accumulated Depreciation	432,000
Operating lease | CVS: | Portsmouth (Scioto Trail), OH
Initial Costs to Company
Land	561,000
Buildings And Improvements	1,639,000
Total Adjustment to Basis	169,000
Gross Amount at Which Carried At December 31, 2012	2,369,000
Accumulated Depreciation	338,000
Operating lease | CVS: | Lakewood, OH
Initial Costs to Company
Land	552,000
Buildings And Improvements	1,225,000
Total Adjustment to Basis	80,000
Gross Amount at Which Carried At December 31, 2012	1,857,000
Accumulated Depreciation	288,000
Operating lease | CVS: | Madison, MS
Initial Costs to Company
Land	1,068,000
Buildings And Improvements	2,835,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,903,000
Accumulated Depreciation	523,000
Operating lease | CVS: | Portsmouth, OH
Initial Costs to Company
Land	328,000
Buildings And Improvements	1,862,000
Total Adjustment to Basis	205,000
Gross Amount at Which Carried At December 31, 2012	2,395,000
Accumulated Depreciation	387,000
Operating lease | CVS: | Orlando, FL
Initial Costs to Company
Land	2,125,000
Buildings And Improvements	2,213,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,338,000
Accumulated Depreciation	400,000
Operating lease | CVS: | Gulfport, MS
Initial Costs to Company
Land	1,231,000
Buildings And Improvements	2,483,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,714,000
Accumulated Depreciation	429,000
Operating lease | CVS: | Clinton, NY
Initial Costs to Company
Land	684,000
Buildings And Improvements	2,014,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,698,000
Accumulated Depreciation	337,000
Operating lease | CVS: | Glenville Scotia, NY
Initial Costs to Company
Land	1,601,000
Buildings And Improvements	2,928,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,529,000
Accumulated Depreciation	472,000
Operating lease | CVS: | Florence, SC
Initial Costs to Company
Land	771,000
Buildings And Improvements	1,803,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,574,000
Accumulated Depreciation	277,000
Operating lease | CVS: | Indianapolis, IN
Initial Costs to Company
Land	1,077,000
Buildings And Improvements	2,238,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,315,000
Accumulated Depreciation	281,000
Operating lease | CVS: | Onley, VA
Initial Costs to Company
Land	1,584,000
Buildings And Improvements	3,156,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,740,000
Accumulated Depreciation	384,000
Operating lease | CVS: | Columbia (I), TN
Initial Costs to Company
Land	1,090,000
Buildings And Improvements	1,752,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,842,000
Accumulated Depreciation	216,000
Operating lease | CVS: | Columbia (II), TN
Initial Costs to Company
Land	1,205,000
Buildings And Improvements	1,579,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,784,000
Accumulated Depreciation	198,000
Operating lease | CVS: | Hamilton, OH
Initial Costs to Company
Land	917,000
Buildings And Improvements	1,682,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,599,000
Accumulated Depreciation	198,000
Operating lease | CVS: | Mechanicsville, NY
Initial Costs to Company
Land	415,000
Buildings And Improvements	2,104,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,519,000
Accumulated Depreciation	233,000
Operating lease | CVS: | Carrollton, TX
Initial Costs to Company
Land	542,000
Buildings And Improvements	1,428,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,970,000
Accumulated Depreciation	159,000
Operating lease | CVS: | Kissimmee, FL
Initial Costs to Company
Land	810,000
Buildings And Improvements	1,607,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,417,000
Accumulated Depreciation	176,000
Operating lease | CVS: | Lake Worth, TX
Initial Costs to Company
Land	474,000
Buildings And Improvements	1,323,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,797,000
Accumulated Depreciation	147,000
Operating lease | CVS: | Richardson, TX
Initial Costs to Company
Land	476,000
Buildings And Improvements	1,769,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,245,000
Accumulated Depreciation	196,000
Operating lease | CVS: | River Oaks, TX
Initial Costs to Company
Land	819,000
Buildings And Improvements	1,711,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,530,000
Accumulated Depreciation	190,000
Operating lease | CVS: | The Colony, TX
Initial Costs to Company
Land	460,000
Buildings And Improvements	1,422,000
Total Adjustment to Basis	(5,000)
Gross Amount at Which Carried At December 31, 2012	1,877,000
Accumulated Depreciation	158,000
Operating lease | CVS: | Wichita Falls (SW), TX
Initial Costs to Company
Land	451,000
Buildings And Improvements	1,655,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,106,000
Accumulated Depreciation	183,000
Operating lease | CVS: | Wichita Falls, TX
Initial Costs to Company
Land	471,000
Buildings And Improvements	1,276,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,747,000
Accumulated Depreciation	141,000
Operating lease | CVS: | Myrtle Beach, SC
Initial Costs to Company
Land	1,565,000
Buildings And Improvements	2,564,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,129,000
Accumulated Depreciation	256,000
Operating lease | CVS: | Maynard, MA
Initial Costs to Company
Land	2,157,000
Buildings And Improvements	2,049,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,206,000
Accumulated Depreciation	199,000
Operating lease | CVS: | Waynesville, NC
Initial Costs to Company
Land	420,000
Buildings And Improvements	3,005,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,425,000
Accumulated Depreciation	298,000
Operating lease | CVS: | Indianapolis (21st Street), IN
Initial Costs to Company
Land	807,000
Buildings And Improvements	2,073,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,880,000
Accumulated Depreciation	129,000
Operating lease | CVS: | Lincoln, IN
Initial Costs to Company
Land	375,000
Buildings And Improvements	2,472,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,847,000
Accumulated Depreciation	144,000
Operating lease | CVS: | Azle, TX
Initial Costs to Company
Land	935,000
Buildings And Improvements	2,955,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,890,000
Accumulated Depreciation	164,000
Operating lease | CVS: | Fairview Township, PA
Initial Costs to Company
Land	968,000
Buildings And Improvements	1,754,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,722,000
Accumulated Depreciation	91,000
Operating lease | CVS: | St. Augustine, FL
Initial Costs to Company
Land	1,002,000
Buildings And Improvements	3,081,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,083,000
Accumulated Depreciation	132,000
Operating lease | Dave and Buster’s: | Addison, IL
Initial Costs to Company
Land	5,837,000
Buildings And Improvements	6,810,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	12,647,000
Accumulated Depreciation	1,017,000
Operating lease | David’s Bridal: | Lenexa, KS
Initial Costs to Company
Land	766,000
Buildings And Improvements	2,197,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,963,000
Accumulated Depreciation	519,000
Operating lease | David’s Bridal: | Topeka, KS
Initial Costs to Company
Land	569,000
Buildings And Improvements	2,193,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,762,000
Accumulated Depreciation	455,000
Operating lease | Dickinson Theater: | Yukon, OK
Initial Costs to Company
Land	980,000
Buildings And Improvements	3,403,000
Total Adjustment to Basis	7,000
Gross Amount at Which Carried At December 31, 2012	4,390,000
Accumulated Depreciation	475,000
Operating lease | Dick’s Sporting Goods: | Amherst, NY
Initial Costs to Company
Land	3,147,000
Buildings And Improvements	6,084,000
Total Adjustment to Basis	864,000
Gross Amount at Which Carried At December 31, 2012	10,095,000
Accumulated Depreciation	1,180,000
Operating lease | Dollar General: | Crossville, TN
Initial Costs to Company
Land	647,000
Buildings And Improvements	2,088,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,735,000
Accumulated Depreciation	402,000
Operating lease | Dollar General: | Ardmore, TN
Initial Costs to Company
Land	735,000
Buildings And Improvements	1,839,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,574,000
Accumulated Depreciation	350,000
Operating lease | Dollar General: | Livingston, TN
Initial Costs to Company
Land	899,000
Buildings And Improvements	1,687,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,586,000
Accumulated Depreciation	328,000
Operating lease | Drexel Heritage: | Hickory, NC
Initial Costs to Company
Land	394,000
Buildings And Improvements	3,622,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,016,000
Accumulated Depreciation	1,360,000
Operating lease | Eckerd: | Lincolnton, NC
Initial Costs to Company
Land	557,000
Buildings And Improvements	2,131,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,688,000
Accumulated Depreciation	317,000
Operating lease | Eckerd: | Easton, PA
Initial Costs to Company
Land	2,308,000
Buildings And Improvements	3,411,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,719,000
Accumulated Depreciation	495,000
Operating lease | Eckerd: | Spartanburg, SC
Initial Costs to Company
Land	1,368,000
Buildings And Improvements	1,791,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,159,000
Accumulated Depreciation	275,000
Operating lease | EDS Information Systems: | Salt Lake City, UT
Initial Costs to Company
Land	2,283,000
Buildings And Improvements	19,796,000
Total Adjustment to Basis	279,000
Gross Amount at Which Carried At December 31, 2012	22,358,000
Accumulated Depreciation	2,763,000
Operating lease | Federal Express: | Baton Rouge, LA
Initial Costs to Company
Land	1,822,000
Buildings And Improvements	6,332,000
Total Adjustment to Basis	1,561,000
Gross Amount at Which Carried At December 31, 2012	9,715,000
Accumulated Depreciation	797,000
Operating lease | Federal Express: | Peoria, IL
Initial Costs to Company
Land	337,000
Buildings And Improvements	2,629,000
Total Adjustment to Basis	22,000
Gross Amount at Which Carried At December 31, 2012	2,988,000
Accumulated Depreciation	367,000
Operating lease | Federal Express: | Rockford, IL
Initial Costs to Company
Land	1,469,000
Buildings And Improvements	3,669,000
Total Adjustment to Basis	223,000
Gross Amount at Which Carried At December 31, 2012	5,361,000
Accumulated Depreciation	749,000
Operating lease | Federal Express: | Council Bluffs, IA
Initial Costs to Company
Land	530,000
Buildings And Improvements	1,845,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,375,000
Accumulated Depreciation	308,000
Operating lease | Federal Express: | Edwardsville, KS
Initial Costs to Company
Land	1,693,000
Buildings And Improvements	15,439,000
Total Adjustment to Basis	5,507,000
Gross Amount at Which Carried At December 31, 2012	22,639,000
Accumulated Depreciation	2,540,000
Operating lease | Federal Express: | Walker, MI
Initial Costs to Company
Land	1,387,000
Buildings And Improvements	4,424,000
Total Adjustment to Basis	3,334,000
Gross Amount at Which Carried At December 31, 2012	9,145,000
Accumulated Depreciation	614,000
Operating lease | Federal Express: | Mishawaka, IN
Initial Costs to Company
Land	303,000
Buildings And Improvements	3,356,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,659,000
Accumulated Depreciation	428,000
Operating lease | Federal Express: | Huntsville, AL
Initial Costs to Company
Land	1,576,000
Buildings And Improvements	8,252,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	9,836,000
Accumulated Depreciation	899,000
Operating lease | Ferguson Enterprises: | Charlotte, NC
Initial Costs to Company
Land	2,347,000
Buildings And Improvements	7,782,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,129,000
Accumulated Depreciation	943,000
Operating lease | Ferguson Enterprises: | Auburn, AL
Initial Costs to Company
Land	663,000
Buildings And Improvements	1,401,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,064,000
Accumulated Depreciation	162,000
Operating lease | Ferguson Enterprises: | Cohasset, MN
Initial Costs to Company
Land	65,000
Buildings And Improvements	1,221,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,286,000
Accumulated Depreciation	138,000
Operating lease | Ferguson Enterprises: | Front Royal, VA
Initial Costs to Company
Land	3,475,000
Buildings And Improvements	38,699,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	42,174,000
Accumulated Depreciation	4,458,000
Operating lease | Ferguson Enterprises: | Ocala, FL
Initial Costs to Company
Land	650,000
Buildings And Improvements	6,207,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,857,000
Accumulated Depreciation	734,000
Operating lease | Ferguson Enterprises: | Powhatan, VA
Initial Costs to Company
Land	522,000
Buildings And Improvements	4,712,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,234,000
Accumulated Depreciation	534,000
Operating lease | Ferguson Enterprises: | Salisbury, MD
Initial Costs to Company
Land	773,000
Buildings And Improvements	8,016,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,789,000
Accumulated Depreciation	911,000
Operating lease | Ferguson Enterprises: | Shallotte, NC
Initial Costs to Company
Land	594,000
Buildings And Improvements	1,717,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,311,000
Accumulated Depreciation	197,000
Operating lease | Fire Mountain Buffet: | Decatur, AL
Initial Costs to Company
Land	870,000
Buildings And Improvements	1,318,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,188,000
Accumulated Depreciation	60,000
Operating lease | Fire Mountain Buffet: | Dawsonville, GA
Initial Costs to Company
Land	686,000
Buildings And Improvements	851,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,537,000
Accumulated Depreciation	39,000
Operating lease | Fire Mountain Buffet: | Lake Charles, LA
Initial Costs to Company
Land	1,115,000
Buildings And Improvements	1,058,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,173,000
Accumulated Depreciation	52,000
Operating lease | Gallina Centro: | Collierville, TN
Initial Costs to Company
Land	5,669,000
Buildings And Improvements	10,347,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	16,024,000
Accumulated Depreciation	1,668,000
Operating lease | Gallina Centro II: | Collierville II, TN
Initial Costs to Company
Land	1,858,000
Buildings And Improvements	5,073,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,931,000
Accumulated Depreciation	17,000
Operating lease | Gold’s Gym: | O’Fallon, IL
Initial Costs to Company
Land	1,407,000
Buildings And Improvements	5,253,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,660,000
Accumulated Depreciation	992,000
Operating lease | Gold’s Gym: | St. Peters, MO
Initial Costs to Company
Land	2,338,000
Buildings And Improvements	4,428,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,766,000
Accumulated Depreciation	645,000
Operating lease | Gold’s Gym: | O’Fallon, MS
Initial Costs to Company
Land	3,120,000
Buildings And Improvements	3,992,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,112,000
Accumulated Depreciation	611,000
Operating lease | Golden Corral: | Albuquerque, NM
Initial Costs to Company
Land	1,526,000
Buildings And Improvements	2,853,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,379,000
Accumulated Depreciation	119,000
Operating lease | Gordman’s: | Peoria, IL
Initial Costs to Company
Land	1,558,000
Buildings And Improvements	6,674,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,232,000
Accumulated Depreciation	1,047,000
Operating lease | Gregg Appliances: | Greensboro, NC
Initial Costs to Company
Land	2,412,000
Buildings And Improvements	3,931,000
Total Adjustment to Basis	(366,000)
Gross Amount at Which Carried At December 31, 2012	5,977,000
Accumulated Depreciation	498,000
Operating lease | Gregg Appliances: | Grove City, OH
Initial Costs to Company
Land	987,000
Buildings And Improvements	4,477,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,464,000
Accumulated Depreciation	584,000
Operating lease | Gregg Appliances: | Mt Juliet, TN
Initial Costs to Company
Land	2,088,000
Buildings And Improvements	3,638,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,726,000
Accumulated Depreciation	449,000
Operating lease | Hilltop Plaza: | Bridgeton, MO
Initial Costs to Company
Land	8,012,000
Buildings And Improvements	13,342,000
Total Adjustment to Basis	7,000
Gross Amount at Which Carried At December 31, 2012	21,361,000
Accumulated Depreciation	1,752,000
Operating lease | HOM Furniture: | Fargo, ND
Initial Costs to Company
Land	1,155,000
Buildings And Improvements	9,779,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,934,000
Accumulated Depreciation	1,592,000
Operating lease | Home Depot: | Bedford Park, IL
Initial Costs to Company
Land	9,024,000
Buildings And Improvements	20,877,000
Total Adjustment to Basis	545,000
Gross Amount at Which Carried At December 31, 2012	30,446,000
Accumulated Depreciation	2,926,000
Operating lease | Home Depot: | Lakewood, CO
Initial Costs to Company
Land	9,367,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,367,000
Accumulated Depreciation	0
Operating lease | Home Depot: | Colma, CA
Initial Costs to Company
Land	17,636,000
Buildings And Improvements	20,114,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	37,750,000
Accumulated Depreciation	2,175,000
Operating lease | Infiniti: | Davie, FL
Initial Costs to Company
Land	3,076,000
Buildings And Improvements	5,410,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,486,000
Accumulated Depreciation	936,000
Operating lease | Ivex Packaging: | New Castle, PA
Initial Costs to Company
Land	162,000
Buildings And Improvements	3,877,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,039,000
Accumulated Depreciation	209,000
Operating lease | J.Jill: | Tilton, NH
Initial Costs to Company
Land	6,214,000
Buildings And Improvements	17,378,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	23,592,000
Accumulated Depreciation	1,125,000
Operating lease | Jo-Ann Fabrics: | Alpharetta, GA
Initial Costs to Company
Land	2,578,000
Buildings And Improvements	3,682,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,260,000
Accumulated Depreciation	538,000
Operating lease | Jo-Ann Fabrics: | Independence, MO
Initial Costs to Company
Land	1,304,000
Buildings And Improvements	2,790,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,094,000
Accumulated Depreciation	172,000
Operating lease | Kohl’s: | Olathe, KS
Initial Costs to Company
Land	2,539,000
Buildings And Improvements	5,471,000
Total Adjustment to Basis	350,000
Gross Amount at Which Carried At December 31, 2012	8,360,000
Accumulated Depreciation	217,000
Operating lease | Kohl’s: | Wichita, KS
Initial Costs to Company
Land	1,798,000
Buildings And Improvements	6,200,000
Total Adjustment to Basis	818,000
Gross Amount at Which Carried At December 31, 2012	8,816,000
Accumulated Depreciation	1,176,000
Operating lease | Kohl’s: | Grand Forks, ND
Initial Costs to Company
Land	1,855,000
Buildings And Improvements	5,680,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,535,000
Accumulated Depreciation	684,000
Operating lease | Kohl’s: | Tilton, NH
Initial Costs to Company
Land	5,640,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,640,000
Accumulated Depreciation	0
Operating lease | Kohl’s: | Lake Zurich, IL
Initial Costs to Company
Land	1,854,000
Buildings And Improvements	10,086,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	11,940,000
Accumulated Depreciation	1,453,000
Operating lease | Kroger: | LaGrange, GA
Initial Costs to Company
Land	1,101,000
Buildings And Improvements	6,032,000
Total Adjustment to Basis	177,000
Gross Amount at Which Carried At December 31, 2012	7,310,000
Accumulated Depreciation	874,000
Operating lease | LA Fitness: | Brooklyn Park, MN
Initial Costs to Company
Land	1,963,000
Buildings And Improvements	7,460,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,423,000
Accumulated Depreciation	885,000
Operating lease | LA Fitness: | Matteson, IL
Initial Costs to Company
Land	2,628,000
Buildings And Improvements	6,474,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,102,000
Accumulated Depreciation	867,000
Operating lease | LA Fitness: | Greenwood, IN
Initial Costs to Company
Land	2,233,000
Buildings And Improvements	7,670,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,903,000
Accumulated Depreciation	950,000
Operating lease | LA Fitness: | League City, TX
Initial Costs to Company
Land	1,597,000
Buildings And Improvements	4,832,000
Total Adjustment to Basis	16,000
Gross Amount at Which Carried At December 31, 2012	6,445,000
Accumulated Depreciation	328,000
Operating lease | LA Fitness: | Naperville, IL
Initial Costs to Company
Land	2,415,000
Buildings And Improvements	5,759,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,174,000
Accumulated Depreciation	388,000
Operating lease | LA Fitness: | West Chester, OH
Initial Costs to Company
Land	664,000
Buildings And Improvements	6,696,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,360,000
Accumulated Depreciation	314,000
Operating lease | La-Z-Boy: | Glendale, AZ
Initial Costs to Company
Land	2,515,000
Buildings And Improvements	2,968,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,483,000
Accumulated Depreciation	600,000
Operating lease | La-Z-Boy: | Newington, CT
Initial Costs to Company
Land	1,466,000
Buildings And Improvements	4,979,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,445,000
Accumulated Depreciation	756,000
Operating lease | La-Z-Boy: | Kentwood, MI
Initial Costs to Company
Land	1,442,000
Buildings And Improvements	3,702,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,144,000
Accumulated Depreciation	590,000
Operating lease | Lincoln Place: | Fairview Heights, IL
Initial Costs to Company
Land	6,010,000
Buildings And Improvements	36,738,000
Total Adjustment to Basis	1,416,000
Gross Amount at Which Carried At December 31, 2012	44,164,000
Accumulated Depreciation	5,650,000
Operating lease | Logan’s Roadhouse: | Wichita Falls, TX
Initial Costs to Company
Land	435,000
Buildings And Improvements	1,670,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,105,000
Accumulated Depreciation	90,000
Operating lease | Logan’s Roadhouse: | Fairfax, VA
Initial Costs to Company
Land	1,527,000
Buildings And Improvements	1,414,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,941,000
Accumulated Depreciation	216,000
Operating lease | Logan’s Roadhouse: | Johnson City, TN
Initial Costs to Company
Land	1,280,000
Buildings And Improvements	1,794,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,074,000
Accumulated Depreciation	273,000
Operating lease | Logan’s Roadhouse: | Trussville, AL
Initial Costs to Company
Land	723,000
Buildings And Improvements	1,147,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,870,000
Accumulated Depreciation	63,000
Operating lease | Long John Silvers: | Houston, TX
Initial Costs to Company
Land	965,000
Buildings And Improvements	0
Total Adjustment to Basis	122,000
Gross Amount at Which Carried At December 31, 2012	1,087,000
Accumulated Depreciation	17,000
Operating lease | Lowe’s: | Tilton, NH
Initial Costs to Company
Land	10,800,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,800,000
Accumulated Depreciation	0
Operating lease | Lowe’s: | Enterprise, AL
Initial Costs to Company
Land	1,012,000
Buildings And Improvements	5,803,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,815,000
Accumulated Depreciation	1,164,000
Operating lease | Lowe’s: | Lubbock, TX
Initial Costs to Company
Land	4,581,000
Buildings And Improvements	6,563,000
Total Adjustment to Basis	57,000
Gross Amount at Which Carried At December 31, 2012	11,201,000
Accumulated Depreciation	1,187,000
Operating lease | Lowe’s: | Midland, TX
Initial Costs to Company
Land	3,525,000
Buildings And Improvements	7,332,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,857,000
Accumulated Depreciation	1,306,000
Operating lease | Lowe’s: | Cincinnati, OH
Initial Costs to Company
Land	5,592,000
Buildings And Improvements	11,319,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	16,911,000
Accumulated Depreciation	1,691,000
Operating lease | Lowe’s: | Chester, NY
Initial Costs to Company
Land	5,704,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,704,000
Accumulated Depreciation	0
Operating lease | Market Pointe: | Papillion, NE
Initial Costs to Company
Land	11,626,000
Buildings And Improvements	12,882,000
Total Adjustment to Basis	322,000
Gross Amount at Which Carried At December 31, 2012	24,830,000
Accumulated Depreciation	1,718,000
Operating lease | Marsh Supermarket: | Indianapolis, IN
Initial Costs to Company
Land	1,842,000
Buildings And Improvements	10,764,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	12,606,000
Accumulated Depreciation	1,359,000
Operating lease | Massard Farms | Fort Smith, AR
Initial Costs to Company
Land	4,295,000
Buildings And Improvements	10,755,000
Total Adjustment to Basis	236,000
Gross Amount at Which Carried At December 31, 2012	15,286,000
Accumulated Depreciation	1,584,000
Operating lease | Mealey’s Furniture: | Maple Shade, NJ
Initial Costs to Company
Land	1,716,000
Buildings And Improvements	3,907,000
Total Adjustment to Basis	821,000
Gross Amount at Which Carried At December 31, 2012	6,444,000
Accumulated Depreciation	643,000
Operating lease | Mercedes Benz: | Atlanta, GA
Initial Costs to Company
Land	2,623,000
Buildings And Improvements	7,208,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,831,000
Accumulated Depreciation	1,110,000
Operating lease | Milford Commons: | Milford, CT
Initial Costs to Company
Land	7,525,000
Buildings And Improvements	4,257,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	11,782,000
Accumulated Depreciation	572,000
Operating lease | Mountainside Fitness: | Chandler, AZ
Initial Costs to Company
Land	1,177,000
Buildings And Improvements	4,480,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,657,000
Accumulated Depreciation	1,017,000
Operating lease | Mustang Engineering: | Houston, TX
Initial Costs to Company
Land	1,859,000
Buildings And Improvements	16,198,000
Total Adjustment to Basis	37,000
Gross Amount at Which Carried At December 31, 2012	18,094,000
Accumulated Depreciation	2,520,000
Operating lease | Northern Tool & Equipment: | Blaine, MN
Initial Costs to Company
Land	2,233,000
Buildings And Improvements	2,432,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,665,000
Accumulated Depreciation	417,000
Operating lease | O’Reilly Auto Parts: | Dallas, TX
Initial Costs to Company
Land	1,896,000
Buildings And Improvements	2,904,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,800,000
Accumulated Depreciation	441,000
Operating lease | Office Depot: | Durham, NC
Initial Costs to Company
Land	737,000
Buildings And Improvements	1,647,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,384,000
Accumulated Depreciation	77,000
Operating lease | Office Depot: | Enterprise, AL
Initial Costs to Company
Land	771,000
Buildings And Improvements	1,635,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,406,000
Accumulated Depreciation	253,000
Operating lease | Office Depot: | Dayton, OH
Initial Costs to Company
Land	807,000
Buildings And Improvements	2,183,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,990,000
Accumulated Depreciation	367,000
Operating lease | Office Depot: | Greenville, MS
Initial Costs to Company
Land	666,000
Buildings And Improvements	2,469,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,135,000
Accumulated Depreciation	422,000
Operating lease | Office Depot: | Warrensburg, MO
Initial Costs to Company
Land	1,024,000
Buildings And Improvements	1,540,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,564,000
Accumulated Depreciation	367,000
Operating lease | Office Depot: | Benton, AR
Initial Costs to Company
Land	560,000
Buildings And Improvements	2,506,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,066,000
Accumulated Depreciation	401,000
Operating lease | Office Depot: | Oxford, MS
Initial Costs to Company
Land	916,000
Buildings And Improvements	2,141,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,057,000
Accumulated Depreciation	338,000
Operating lease | Office Depot: | Alcoa, TN
Initial Costs to Company
Land	1,164,000
Buildings And Improvements	2,537,000
Total Adjustment to Basis	158,000
Gross Amount at Which Carried At December 31, 2012	3,859,000
Accumulated Depreciation	323,000
Operating lease | Office Depot: | Laurel, MS
Initial Costs to Company
Land	351,000
Buildings And Improvements	2,214,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,565,000
Accumulated Depreciation	247,000
Operating lease | Office Depot: | London, KY
Initial Costs to Company
Land	724,000
Buildings And Improvements	2,687,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,411,000
Accumulated Depreciation	374,000
Operating lease | Office Depot: | Balcones Heights, TX
Initial Costs to Company
Land	1,213,000
Buildings And Improvements	2,157,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,370,000
Accumulated Depreciation	99,000
Operating lease | OfficeMax: | Orangeburg, SC
Initial Costs to Company
Land	590,000
Buildings And Improvements	2,363,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,953,000
Accumulated Depreciation	426,000
Operating lease | Old Time Pottery: | Fairview Heights, IL
Initial Costs to Company
Land	1,044,000
Buildings And Improvements	2,943,000
Total Adjustment to Basis	50,000
Gross Amount at Which Carried At December 31, 2012	4,037,000
Accumulated Depreciation	872,000
Operating lease | One Pacific Place: | Omaha, NE
Initial Costs to Company
Land	6,254,000
Buildings And Improvements	27,877,000
Total Adjustment to Basis	2,217,000
Gross Amount at Which Carried At December 31, 2012	36,348,000
Accumulated Depreciation	5,794,000
Operating lease | Oxford Theater: | Oxford, MS
Initial Costs to Company
Land	281,000
Buildings And Improvements	4,051,000
Total Adjustment to Basis	(2,581,000)
Gross Amount at Which Carried At December 31, 2012	1,751,000
Accumulated Depreciation	19,000
Operating lease | Payless Shoes: | Columbia, SC
Initial Costs to Company
Land	568,000
Buildings And Improvements	742,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,310,000
Accumulated Depreciation	93,000
Operating lease | PepBoys: | Colorado Springs, CO
Initial Costs to Company
Land	1,223,000
Buildings And Improvements	1,820,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,043,000
Accumulated Depreciation	242,000
Operating lease | PepBoys: | Albuquerque, NM
Initial Costs to Company
Land	1,495,000
Buildings And Improvements	1,980,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,475,000
Accumulated Depreciation	256,000
Operating lease | PepBoys: | San Antonio, TX
Initial Costs to Company
Land	905,000
Buildings And Improvements	2,091,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,996,000
Accumulated Depreciation	278,000
Operating lease | PepBoys: | Arlington Heights, IL
Initial Costs to Company
Land	1,379,000
Buildings And Improvements	4,376,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,755,000
Accumulated Depreciation	562,000
Operating lease | PepBoys: | Clarksville, IN
Initial Costs to Company
Land	1,017,000
Buildings And Improvements	1,492,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,509,000
Accumulated Depreciation	200,000
Operating lease | PepBoys: | El Centro, CA
Initial Costs to Company
Land	1,000,000
Buildings And Improvements	1,202,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,202,000
Accumulated Depreciation	156,000
Operating lease | PepBoys: | Fort Myers, FL
Initial Costs to Company
Land	2,121,000
Buildings And Improvements	2,546,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,667,000
Accumulated Depreciation	323,000
Operating lease | PepBoys: | Frederick, MD
Initial Costs to Company
Land	1,786,000
Buildings And Improvements	2,812,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,598,000
Accumulated Depreciation	344,000
Operating lease | PepBoys: | Hampton, VA
Initial Costs to Company
Land	2,024,000
Buildings And Improvements	1,757,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,781,000
Accumulated Depreciation	231,000
Operating lease | PepBoys: | Lakeland, FL
Initial Costs to Company
Land	3,313,000
Buildings And Improvements	1,991,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,304,000
Accumulated Depreciation	274,000
Operating lease | PepBoys: | Nashua, NH
Initial Costs to Company
Land	2,415,000
Buildings And Improvements	2,006,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,421,000
Accumulated Depreciation	260,000
Operating lease | PepBoys: | Orem, UT
Initial Costs to Company
Land	1,392,000
Buildings And Improvements	1,224,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,616,000
Accumulated Depreciation	161,000
Operating lease | PepBoys: | Pasadena, TX
Initial Costs to Company
Land	1,703,000
Buildings And Improvements	2,656,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,359,000
Accumulated Depreciation	342,000
Operating lease | PepBoys: | Tamarac, FL
Initial Costs to Company
Land	1,690,000
Buildings And Improvements	2,106,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,796,000
Accumulated Depreciation	269,000
Operating lease | PepBoys: | Tampa, FL
Initial Costs to Company
Land	3,902,000
Buildings And Improvements	2,035,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,937,000
Accumulated Depreciation	306,000
Operating lease | PepBoys: | West Warwick, RI
Initial Costs to Company
Land	2,429,000
Buildings And Improvements	1,198,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,627,000
Accumulated Depreciation	161,000
Operating lease | Petsmart: | McCarran, NV
Initial Costs to Company
Land	5,151,000
Buildings And Improvements	43,546,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	48,697,000
Accumulated Depreciation	5,079,000
Operating lease | Petsmart: | Chattanooga, TN
Initial Costs to Company
Land	1,136,000
Buildings And Improvements	3,418,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,554,000
Accumulated Depreciation	382,000
Operating lease | Petsmart: | Daytona Beach, FL
Initial Costs to Company
Land	1,735,000
Buildings And Improvements	3,270,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,005,000
Accumulated Depreciation	365,000
Operating lease | Petsmart: | Fredericksburg, VA
Initial Costs to Company
Land	3,247,000
Buildings And Improvements	2,083,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,330,000
Accumulated Depreciation	235,000
Operating lease | Plastech: | Auburn Hills, MI
Initial Costs to Company
Land	3,283,000
Buildings And Improvements	18,153,000
Total Adjustment to Basis	(2,882,000)
Gross Amount at Which Carried At December 31, 2012	18,554,000
Accumulated Depreciation	2,840,000
Operating lease | Pocatello Square: | Pocatello, ID
Initial Costs to Company
Land	3,262,000
Buildings And Improvements	18,418,000
Total Adjustment to Basis	2,388,000
Gross Amount at Which Carried At December 31, 2012	24,068,000
Accumulated Depreciation	3,092,000
Operating lease | Rayford Square: | Spring, TX
Initial Costs to Company
Land	2,339,000
Buildings And Improvements	6,696,000
Total Adjustment to Basis	178,000
Gross Amount at Which Carried At December 31, 2012	9,213,000
Accumulated Depreciation	1,179,000
Operating lease | Rite Aid: | Cleveland , OH
Initial Costs to Company
Land	566,000
Buildings And Improvements	1,753,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	2,320,000
Accumulated Depreciation	357,000
Operating lease | Rite Aid: | Enterprise, AL
Initial Costs to Company
Land	920,000
Buildings And Improvements	2,391,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,311,000
Accumulated Depreciation	463,000
Operating lease | Rite Aid: | Fredericksburg, VA
Initial Costs to Company
Land	1,522,000
Buildings And Improvements	3,378,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,900,000
Accumulated Depreciation	484,000
Operating lease | Rite Aid: | Alliance, OH
Initial Costs to Company
Land	432,000
Buildings And Improvements	1,446,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	1,879,000
Accumulated Depreciation	311,000
Operating lease | Rite Aid: | Wauseon, OH
Initial Costs to Company
Land	1,047,000
Buildings And Improvements	2,333,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	3,381,000
Accumulated Depreciation	457,000
Operating lease | Rite Aid: | Saco, ME
Initial Costs to Company
Land	391,000
Buildings And Improvements	1,989,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,380,000
Accumulated Depreciation	389,000
Operating lease | Rite Aid: | Fremont, OH
Initial Costs to Company
Land	863,000
Buildings And Improvements	1,435,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	2,299,000
Accumulated Depreciation	285,000
Operating lease | Rite Aid: | Defiance, OH
Initial Costs to Company
Land	1,174,000
Buildings And Improvements	2,373,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	3,548,000
Accumulated Depreciation	441,000
Operating lease | Rite Aid: | Lansing, MI
Initial Costs to Company
Land	254,000
Buildings And Improvements	1,276,000
Total Adjustment to Basis	50,000
Gross Amount at Which Carried At December 31, 2012	1,580,000
Accumulated Depreciation	266,000
Operating lease | Rite Aid: | Glassport, PA
Initial Costs to Company
Land	674,000
Buildings And Improvements	3,112,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	3,787,000
Accumulated Depreciation	493,000
Operating lease | Rite Aid: | Hanover, PA
Initial Costs to Company
Land	1,924,000
Buildings And Improvements	3,804,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,728,000
Accumulated Depreciation	597,000
Operating lease | Rite Aid: | Plains, PA
Initial Costs to Company
Land	1,147,000
Buildings And Improvements	3,780,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,927,000
Accumulated Depreciation	561,000
Operating lease | Rite Aid: | Lima, OH
Initial Costs to Company
Land	1,814,000
Buildings And Improvements	2,402,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,216,000
Accumulated Depreciation	359,000
Operating lease | Rite Aid: | Allentown, PA
Initial Costs to Company
Land	1,635,000
Buildings And Improvements	3,654,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,289,000
Accumulated Depreciation	534,000
Operating lease | Ruth Chris: | Metairie, LA
Initial Costs to Company
Land	1,701,000
Buildings And Improvements	1,262,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,963,000
Accumulated Depreciation	74,000
Operating lease | Ruth Chris: | Sarasota, FL
Initial Costs to Company
Land	1,480,000
Buildings And Improvements	1,266,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,746,000
Accumulated Depreciation	74,000
Operating lease | Ryan’s Buffet: | Charleston, SC
Initial Costs to Company
Land	1,209,000
Buildings And Improvements	488,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,697,000
Accumulated Depreciation	24,000
Operating lease | Ryan’s Buffet: | Florence, AL
Initial Costs to Company
Land	827,000
Buildings And Improvements	1,176,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,003,000
Accumulated Depreciation	55,000
Operating lease | Ryan’s Buffet: | Dothan, AL
Initial Costs to Company
Land	667,000
Buildings And Improvements	1,158,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,825,000
Accumulated Depreciation	53,000
Operating lease | Ryan’s Buffet: | Carrollton, GA
Initial Costs to Company
Land	610,000
Buildings And Improvements	928,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,538,000
Accumulated Depreciation	43,000
Operating lease | Ryan’s Buffet: | Hiram, GA
Initial Costs to Company
Land	729,000
Buildings And Improvements	940,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,669,000
Accumulated Depreciation	44,000
Operating lease | Ryan’s Buffet: | Albany, GA
Initial Costs to Company
Land	838,000
Buildings And Improvements	1,561,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,399,000
Accumulated Depreciation	72,000
Operating lease | Ryan’s Buffet: | Corydon, IN
Initial Costs to Company
Land	550,000
Buildings And Improvements	1,136,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,686,000
Accumulated Depreciation	52,000
Operating lease | Ryan’s Buffet: | Bowling Green, KY
Initial Costs to Company
Land	1,371,000
Buildings And Improvements	1,601,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,972,000
Accumulated Depreciation	75,000
Operating lease | Ryan’s Buffet: | Johnstown, PA
Initial Costs to Company
Land	725,000
Buildings And Improvements	813,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,538,000
Accumulated Depreciation	37,000
Operating lease | Ryan’s Buffet: | Picayune, MS
Initial Costs to Company
Land	1,212,000
Buildings And Improvements	1,044,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,256,000
Accumulated Depreciation	49,000
Operating lease | Ryan’s Buffet: | Tupelo, MS
Initial Costs to Company
Land	1,010,000
Buildings And Improvements	947,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,957,000
Accumulated Depreciation	44,000
Operating lease | Ryan’s Buffet: | Conroe, TX
Initial Costs to Company
Land	1,746,000
Buildings And Improvements	1,362,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,108,000
Accumulated Depreciation	65,000
Operating lease | Ryan’s Buffet: | Princeton, WV
Initial Costs to Company
Land	930,000
Buildings And Improvements	1,484,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,414,000
Accumulated Depreciation	68,000
Operating lease | Sportsman’s Warehouse (Formerly): | Wichita, KS
Initial Costs to Company
Land	1,586,000
Buildings And Improvements	5,954,000
Total Adjustment to Basis	(4,762,000)
Gross Amount at Which Carried At December 31, 2012	2,778,000
Accumulated Depreciation	0
Operating lease | Sportsman’s Warehouse (Formerly): | DePere, WI
Initial Costs to Company
Land	1,131,000
Buildings And Improvements	4,295,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,426,000
Accumulated Depreciation	669,000
Operating lease | Staples: | Greenville, SC
Initial Costs to Company
Land	1,718,000
Buildings And Improvements	2,496,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,214,000
Accumulated Depreciation	374,000
Operating lease | Staples: | Crossville, TN
Initial Costs to Company
Land	549,000
Buildings And Improvements	2,134,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,683,000
Accumulated Depreciation	521,000
Operating lease | Staples: | Clarksville, IN
Initial Costs to Company
Land	939,000
Buildings And Improvements	3,080,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,019,000
Accumulated Depreciation	562,000
Operating lease | Staples: | Peru, IL
Initial Costs to Company
Land	1,285,000
Buildings And Improvements	1,959,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,244,000
Accumulated Depreciation	384,000
Operating lease | Staples: | Warsaw, IN
Initial Costs to Company
Land	1,084,000
Buildings And Improvements	1,984,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,068,000
Accumulated Depreciation	306,000
Operating lease | Staples: | Guntersville, AL
Initial Costs to Company
Land	969,000
Buildings And Improvements	2,330,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,299,000
Accumulated Depreciation	338,000
Operating lease | Staples: | Moraine, OH
Initial Costs to Company
Land	1,168,000
Buildings And Improvements	2,182,000
Total Adjustment to Basis	(11,000)
Gross Amount at Which Carried At December 31, 2012	3,339,000
Accumulated Depreciation	311,000
Operating lease | Staples: | Angola, IN
Initial Costs to Company
Land	457,000
Buildings And Improvements	2,366,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,823,000
Accumulated Depreciation	278,000
Operating lease | Starbucks: | Chattanooga, TN
Initial Costs to Company
Land	533,000
Buildings And Improvements	788,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	1,326,000
Accumulated Depreciation	119,000
Operating lease | Starbucks: | Bowling Green, KY
Initial Costs to Company
Land	557,000
Buildings And Improvements	1,005,000
Total Adjustment to Basis	3,000
Gross Amount at Which Carried At December 31, 2012	1,565,000
Accumulated Depreciation	148,000
Operating lease | Starbucks: | Covington, TN
Initial Costs to Company
Land	563,000
Buildings And Improvements	856,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,419,000
Accumulated Depreciation	138,000
Operating lease | Starbucks: | Sedalia, MO
Initial Costs to Company
Land	249,000
Buildings And Improvements	837,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,086,000
Accumulated Depreciation	123,000
Operating lease | Starbucks: | Shawnee, OK
Initial Costs to Company
Land	362,000
Buildings And Improvements	644,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	1,011,000
Accumulated Depreciation	99,000
Operating lease | Starbucks: | Oklahoma City, OK
Initial Costs to Company
Land	386,000
Buildings And Improvements	725,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	1,116,000
Accumulated Depreciation	112,000
Operating lease | Starbucks: | Maryville, TN
Initial Costs to Company
Land	663,000
Buildings And Improvements	733,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	1,400,000
Accumulated Depreciation	111,000
Operating lease | Starbucks: | Powell, TN
Initial Costs to Company
Land	517,000
Buildings And Improvements	728,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	1,249,000
Accumulated Depreciation	111,000
Operating lease | Starbucks: | Seymour, TN
Initial Costs to Company
Land	509,000
Buildings And Improvements	752,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	1,265,000
Accumulated Depreciation	113,000
Operating lease | Starbucks: | Altus, OK
Initial Costs to Company
Land	191,000
Buildings And Improvements	885,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,076,000
Accumulated Depreciation	131,000
Operating lease | Starbucks: | Stillwater, OK
Initial Costs to Company
Land	164,000
Buildings And Improvements	990,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,154,000
Accumulated Depreciation	139,000
Operating lease | Starbucks: | Memphis, TN
Initial Costs to Company
Land	201,000
Buildings And Improvements	1,077,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,278,000
Accumulated Depreciation	145,000
Operating lease | Starbucks: | Ponca City, OK
Initial Costs to Company
Land	218,000
Buildings And Improvements	778,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	996,000
Accumulated Depreciation	107,000
Operating lease | Starbucks: | Kingsport, TN
Initial Costs to Company
Land	544,000
Buildings And Improvements	733,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,277,000
Accumulated Depreciation	103,000
Operating lease | Stations Casino: | Las Vegas, NV
Initial Costs to Company
Land	4,976,000
Buildings And Improvements	50,024,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	55,000,000
Accumulated Depreciation	6,564,000
Operating lease | Taco Bell: | Anderson, IN
Initial Costs to Company
Land	344,000
Buildings And Improvements	640,000
Total Adjustment to Basis	(13,000)
Gross Amount at Which Carried At December 31, 2012	971,000
Accumulated Depreciation	130,000
Operating lease | Taco Bell: | Brazil, IN
Initial Costs to Company
Land	539,000
Buildings And Improvements	569,000
Total Adjustment to Basis	(12,000)
Gross Amount at Which Carried At December 31, 2012	1,096,000
Accumulated Depreciation	113,000
Operating lease | Taco Bell: | Henderson, KY
Initial Costs to Company
Land	380,000
Buildings And Improvements	946,000
Total Adjustment to Basis	(14,000)
Gross Amount at Which Carried At December 31, 2012	1,312,000
Accumulated Depreciation	168,000
Operating lease | Taco Bell: | Martinsville, IN
Initial Costs to Company
Land	421,000
Buildings And Improvements	633,000
Total Adjustment to Basis	(12,000)
Gross Amount at Which Carried At December 31, 2012	1,042,000
Accumulated Depreciation	126,000
Operating lease | Taco Bell: | Princeton, IN
Initial Costs to Company
Land	287,000
Buildings And Improvements	628,000
Total Adjustment to Basis	(14,000)
Gross Amount at Which Carried At December 31, 2012	901,000
Accumulated Depreciation	136,000
Operating lease | Taco Bell: | Robinson, IN
Initial Costs to Company
Land	300,000
Buildings And Improvements	527,000
Total Adjustment to Basis	(11,000)
Gross Amount at Which Carried At December 31, 2012	816,000
Accumulated Depreciation	110,000
Operating lease | Taco Bell: | Spencer, IN
Initial Costs to Company
Land	216,000
Buildings And Improvements	583,000
Total Adjustment to Basis	(14,000)
Gross Amount at Which Carried At December 31, 2012	785,000
Accumulated Depreciation	117,000
Operating lease | Taco Bell: | Vinceness, IN
Initial Costs to Company
Land	623,000
Buildings And Improvements	648,000
Total Adjustment to Basis	(16,000)
Gross Amount at Which Carried At December 31, 2012	1,255,000
Accumulated Depreciation	131,000
Operating lease | Taco Bell: | Washington, IN
Initial Costs to Company
Land	334,000
Buildings And Improvements	583,000
Total Adjustment to Basis	(12,000)
Gross Amount at Which Carried At December 31, 2012	905,000
Accumulated Depreciation	119,000
Operating lease | TelerX Marketing: | Kings Mountain, NC
Initial Costs to Company
Land	367,000
Buildings And Improvements	7,795,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,162,000
Accumulated Depreciation	1,183,000
Operating lease | Three Forks Restaurant: | Dallas, TX
Initial Costs to Company
Land	3,641,000
Buildings And Improvements	5,678,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,319,000
Accumulated Depreciation	679,000
Operating lease | TJ Maxx: | Staunton, VA
Initial Costs to Company
Land	933,000
Buildings And Improvements	3,082,000
Total Adjustment to Basis	157,000
Gross Amount at Which Carried At December 31, 2012	4,172,000
Accumulated Depreciation	374,000
Operating lease | Tractor Supply: | Navasota, TX
Initial Costs to Company
Land	348,000
Buildings And Improvements	2,368,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,716,000
Accumulated Depreciation	393,000
Operating lease | Tractor Supply: | Clovis, NM
Initial Costs to Company
Land	695,000
Buildings And Improvements	2,129,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,824,000
Accumulated Depreciation	266,000
Operating lease | Tractor Supply: | Fredericksburg, TX
Initial Costs to Company
Land	593,000
Buildings And Improvements	2,235,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,828,000
Accumulated Depreciation	325,000
Operating lease | Tractor Supply: | Livingston, TN
Initial Costs to Company
Land	430,000
Buildings And Improvements	2,360,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,790,000
Accumulated Depreciation	423,000
Operating lease | Tractor Supply: | Parkersburg, WV
Initial Costs to Company
Land	934,000
Buildings And Improvements	2,050,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,984,000
Accumulated Depreciation	433,000
Operating lease | Tractor Supply: | La Grange, TX
Initial Costs to Company
Land	256,000
Buildings And Improvements	2,091,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,347,000
Accumulated Depreciation	379,000
Operating lease | Tractor Supply: | New Braunfels, TX
Initial Costs to Company
Land	511,000
Buildings And Improvements	2,350,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,861,000
Accumulated Depreciation	424,000
Operating lease | Tractor Supply: | Crockett, TX
Initial Costs to Company
Land	291,000
Buildings And Improvements	1,957,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,248,000
Accumulated Depreciation	349,000
Operating lease | Tractor Supply: | Ankeny, IA
Initial Costs to Company
Land	717,000
Buildings And Improvements	1,984,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,701,000
Accumulated Depreciation	349,000
Operating lease | Tractor Supply: | Greenfield, MN
Initial Costs to Company
Land	1,311,000
Buildings And Improvements	2,367,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,678,000
Accumulated Depreciation	350,000
Operating lease | Tractor Supply: | Marinette, WI
Initial Costs to Company
Land	448,000
Buildings And Improvements	2,123,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,571,000
Accumulated Depreciation	360,000
Operating lease | Tractor Supply: | Paw Paw, MI
Initial Costs to Company
Land	537,000
Buildings And Improvements	2,349,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,886,000
Accumulated Depreciation	348,000
Operating lease | Tractor Supply: | Fairview, TN
Initial Costs to Company
Land	449,000
Buildings And Improvements	2,234,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,683,000
Accumulated Depreciation	323,000
Operating lease | Tractor Supply: | Baytown, TX
Initial Costs to Company
Land	808,000
Buildings And Improvements	2,212,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,020,000
Accumulated Depreciation	317,000
Operating lease | Tractor Supply: | Prior Lake, MN
Initial Costs to Company
Land	1,756,000
Buildings And Improvements	2,948,000
Total Adjustment to Basis	98,000
Gross Amount at Which Carried At December 31, 2012	4,802,000
Accumulated Depreciation	435,000
Operating lease | Tractor Supply: | Rome, NY
Initial Costs to Company
Land	1,231,000
Buildings And Improvements	1,747,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,978,000
Accumulated Depreciation	226,000
Operating lease | Tractor Supply: | Carroll, OH
Initial Costs to Company
Land	798,000
Buildings And Improvements	1,030,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,828,000
Accumulated Depreciation	261,000
Operating lease | Tractor Supply: | Baldwinsville, NY
Initial Costs to Company
Land	1,110,000
Buildings And Improvements	1,938,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,048,000
Accumulated Depreciation	225,000
Operating lease | Tractor Supply: | LaGrange, KY
Initial Costs to Company
Land	584,000
Buildings And Improvements	2,322,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,906,000
Accumulated Depreciation	300,000
Operating lease | Tractor Supply: | Lowville, NY
Initial Costs to Company
Land	126,000
Buildings And Improvements	1,848,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,974,000
Accumulated Depreciation	127,000
Operating lease | Tractor Supply: | Malone, NY
Initial Costs to Company
Land	168,000
Buildings And Improvements	1,852,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,020,000
Accumulated Depreciation	127,000
Operating lease | Tractor Supply: | Elletsville, IN
Initial Costs to Company
Land	247,000
Buildings And Improvements	1,992,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,239,000
Accumulated Depreciation	122,000
Operating lease | Tractor Supply: | Mt. Sterling, KY
Initial Costs to Company
Land	471,000
Buildings And Improvements	1,899,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,370,000
Accumulated Depreciation	66,000
Operating lease | TutorTime: | Pittsburgh, PA
Initial Costs to Company
Land	508,000
Buildings And Improvements	391,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	899,000
Accumulated Depreciation	27,000
Operating lease | Victoria Crossing: | Victoria, TX
Initial Costs to Company
Land	2,207,000
Buildings And Improvements	9,531,000
Total Adjustment to Basis	121,000
Gross Amount at Which Carried At December 31, 2012	11,859,000
Accumulated Depreciation	1,497,000
Operating lease | Wadsworth Boulevard: | Denver, CO
Initial Costs to Company
Land	4,723,000
Buildings And Improvements	12,728,000
Total Adjustment to Basis	274,000
Gross Amount at Which Carried At December 31, 2012	17,725,000
Accumulated Depreciation	2,305,000
Operating lease | Walgreens: | Essex, MD
Initial Costs to Company
Land	1,208,000
Buildings And Improvements	4,725,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,933,000
Accumulated Depreciation	548,000
Operating lease | Walgreens: | Shreveport, LA
Initial Costs to Company
Land	477,000
Buildings And Improvements	2,648,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,125,000
Accumulated Depreciation	396,000
Operating lease | Walgreens: | San Antonio, TX
Initial Costs to Company
Land	991,000
Buildings And Improvements	3,005,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,996,000
Accumulated Depreciation	292,000
Operating lease | Walgreens: | Topeka, KS
Initial Costs to Company
Land	860,000
Buildings And Improvements	2,142,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,002,000
Accumulated Depreciation	300,000
Operating lease | Walgreens: | Crossville, TN
Initial Costs to Company
Land	878,000
Buildings And Improvements	3,154,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,032,000
Accumulated Depreciation	393,000
Operating lease | Walgreens: | Cincinnati, OH
Initial Costs to Company
Land	1,335,000
Buildings And Improvements	3,272,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,607,000
Accumulated Depreciation	492,000
Operating lease | Walgreens: | Dallas, TX
Initial Costs to Company
Land	992,000
Buildings And Improvements	2,749,000
Total Adjustment to Basis	619,000
Gross Amount at Which Carried At December 31, 2012	4,360,000
Accumulated Depreciation	487,000
Operating lease | Walgreens: | Albany, GA
Initial Costs to Company
Land	929,000
Buildings And Improvements	3,177,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,106,000
Accumulated Depreciation	381,000
Operating lease | Walgreens: | Picayune, MS
Initial Costs to Company
Land	1,212,000
Buildings And Improvements	2,548,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,760,000
Accumulated Depreciation	428,000
Operating lease | Walgreens: | Memphis, TN
Initial Costs to Company
Land	693,000
Buildings And Improvements	3,827,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,520,000
Accumulated Depreciation	380,000
Operating lease | Walgreens: | Rome, NY
Initial Costs to Company
Land	1,170,000
Buildings And Improvements	3,121,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,291,000
Accumulated Depreciation	365,000
Operating lease | Walgreens: | Brainerd, MN
Initial Costs to Company
Land	981,000
Buildings And Improvements	2,882,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,863,000
Accumulated Depreciation	594,000
Operating lease | Walgreens: | Florissant, MO
Initial Costs to Company
Land	1,482,000
Buildings And Improvements	3,205,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,687,000
Accumulated Depreciation	590,000
Operating lease | Walgreens: | St Louis (Gravois), MO
Initial Costs to Company
Land	2,220,000
Buildings And Improvements	3,305,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,525,000
Accumulated Depreciation	609,000
Operating lease | Walgreens: | St Louis (Telegraph), MO
Initial Costs to Company
Land	1,745,000
Buildings And Improvements	2,875,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,620,000
Accumulated Depreciation	530,000
Operating lease | Walgreens: | Columbia, MO
Initial Costs to Company
Land	2,353,000
Buildings And Improvements	3,351,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,704,000
Accumulated Depreciation	658,000
Operating lease | Walgreens: | Olivette, MO
Initial Costs to Company
Land	3,077,000
Buildings And Improvements	3,798,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,875,000
Accumulated Depreciation	725,000
Operating lease | Walgreens: | Knoxville, TN
Initial Costs to Company
Land	1,826,000
Buildings And Improvements	2,465,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,291,000
Accumulated Depreciation	474,000
Operating lease | Walgreens: | Madeira, OH
Initial Costs to Company
Land	1,060,000
Buildings And Improvements	2,911,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,971,000
Accumulated Depreciation	439,000
Operating lease | Walgreens: | Sharonville, OH
Initial Costs to Company
Land	1,203,000
Buildings And Improvements	2,836,000
Total Adjustment to Basis	352,000
Gross Amount at Which Carried At December 31, 2012	4,391,000
Accumulated Depreciation	472,000
Operating lease | Walgreens: | Bridgetown, OH
Initial Costs to Company
Land	1,537,000
Buildings And Improvements	2,356,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,893,000
Accumulated Depreciation	356,000
Operating lease | Walgreens: | Bryan, TX
Initial Costs to Company
Land	783,000
Buildings And Improvements	4,792,000
Total Adjustment to Basis	(4,000)
Gross Amount at Which Carried At December 31, 2012	5,571,000
Accumulated Depreciation	685,000
Operating lease | Walgreens: | Harris County, TX
Initial Costs to Company
Land	1,651,000
Buildings And Improvements	3,007,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,658,000
Accumulated Depreciation	448,000
Operating lease | Walgreens: | Gainesville, FL
Initial Costs to Company
Land	1,079,000
Buildings And Improvements	2,398,000
Total Adjustment to Basis	18,000
Gross Amount at Which Carried At December 31, 2012	3,495,000
Accumulated Depreciation	344,000
Operating lease | Walgreens: | Kansas City (63rd St), MO
Initial Costs to Company
Land	1,255,000
Buildings And Improvements	2,944,000
Total Adjustment to Basis	363,000
Gross Amount at Which Carried At December 31, 2012	4,562,000
Accumulated Depreciation	458,000
Operating lease | Walgreens: | Kansas City (Independence), MO
Initial Costs to Company
Land	1,233,000
Buildings And Improvements	3,066,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,299,000
Accumulated Depreciation	430,000
Operating lease | Walgreens: | Kansas City (Linwood), MO
Initial Costs to Company
Land	1,066,000
Buildings And Improvements	2,634,000
Total Adjustment to Basis	202,000
Gross Amount at Which Carried At December 31, 2012	3,902,000
Accumulated Depreciation	391,000
Operating lease | Walgreens: | Kansas City (Troost), MO
Initial Costs to Company
Land	1,149,000
Buildings And Improvements	3,288,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,437,000
Accumulated Depreciation	460,000
Operating lease | Walgreens: | Fort Worth, TX
Initial Costs to Company
Land	276,000
Buildings And Improvements	2,982,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,258,000
Accumulated Depreciation	411,000
Operating lease | Walgreens: | Richmond, VA
Initial Costs to Company
Land	745,000
Buildings And Improvements	2,902,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,647,000
Accumulated Depreciation	417,000
Operating lease | Walgreens: | Dallas, TX
Initial Costs to Company
Land	367,000
Buildings And Improvements	2,214,000
Total Adjustment to Basis	(1,000)
Gross Amount at Which Carried At December 31, 2012	2,580,000
Accumulated Depreciation	300,000
Operating lease | Walgreens: | Brentwood, TN
Initial Costs to Company
Land	2,904,000
Buildings And Improvements	2,179,000
Total Adjustment to Basis	(74,000)
Gross Amount at Which Carried At December 31, 2012	5,009,000
Accumulated Depreciation	294,000
Operating lease | Walgreens: | Harriman, TN
Initial Costs to Company
Land	1,133,000
Buildings And Improvements	3,526,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,659,000
Accumulated Depreciation	470,000
Operating lease | Walgreens: | Beverly Hills, TX
Initial Costs to Company
Land	1,286,000
Buildings And Improvements	2,562,000
Total Adjustment to Basis	691,000
Gross Amount at Which Carried At December 31, 2012	4,539,000
Accumulated Depreciation	413,000
Operating lease | Walgreens: | Waco, TX
Initial Costs to Company
Land	1,138,000
Buildings And Improvements	2,683,000
Total Adjustment to Basis	700,000
Gross Amount at Which Carried At December 31, 2012	4,521,000
Accumulated Depreciation	431,000
Operating lease | Walgreens: | Cincinnati (Seymour), OH
Initial Costs to Company
Land	756,000
Buildings And Improvements	2,587,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,343,000
Accumulated Depreciation	351,000
Operating lease | Walgreens: | Oneida, TN
Initial Costs to Company
Land	555,000
Buildings And Improvements	3,938,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,493,000
Accumulated Depreciation	501,000
Operating lease | Walgreens: | Batesville, MS
Initial Costs to Company
Land	1,558,000
Buildings And Improvements	3,265,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,823,000
Accumulated Depreciation	415,000
Operating lease | Walgreens: | Elmira, NY
Initial Costs to Company
Land	1,996,000
Buildings And Improvements	3,831,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,827,000
Accumulated Depreciation	463,000
Operating lease | Walgreens: | Hibbing, MN
Initial Costs to Company
Land	1,048,000
Buildings And Improvements	2,763,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,811,000
Accumulated Depreciation	326,000
Operating lease | Walgreens: | Bath, NY
Initial Costs to Company
Land	1,114,000
Buildings And Improvements	2,924,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,038,000
Accumulated Depreciation	348,000
Operating lease | Walgreens: | Chino Valley, AZ
Initial Costs to Company
Land	1,779,000
Buildings And Improvements	3,014,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,793,000
Accumulated Depreciation	347,000
Operating lease | Walgreens: | Columbus, MS
Initial Costs to Company
Land	1,193,000
Buildings And Improvements	2,831,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,024,000
Accumulated Depreciation	346,000
Operating lease | Walgreens: | Mobile, AL
Initial Costs to Company
Land	1,654,000
Buildings And Improvements	3,286,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,940,000
Accumulated Depreciation	385,000
Operating lease | Walgreens: | Akron, OH
Initial Costs to Company
Land	565,000
Buildings And Improvements	1,961,000
Total Adjustment to Basis	86,000
Gross Amount at Which Carried At December 31, 2012	2,612,000
Accumulated Depreciation	235,000
Operating lease | Walgreens: | Broken Arrow, OK
Initial Costs to Company
Land	770,000
Buildings And Improvements	1,274,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,044,000
Accumulated Depreciation	160,000
Operating lease | Walgreens: | Jacksonville, FL
Initial Costs to Company
Land	1,044,000
Buildings And Improvements	4,178,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,222,000
Accumulated Depreciation	474,000
Operating lease | Walgreens: | LaMarque, TX
Initial Costs to Company
Land	450,000
Buildings And Improvements	3,461,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,911,000
Accumulated Depreciation	389,000
Operating lease | Walgreens: | Newton, IA
Initial Costs to Company
Land	505,000
Buildings And Improvements	3,456,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,961,000
Accumulated Depreciation	392,000
Operating lease | Walgreens: | Saginaw, MI
Initial Costs to Company
Land	801,000
Buildings And Improvements	2,977,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,778,000
Accumulated Depreciation	342,000
Operating lease | Walgreens: | Seattle, WA
Initial Costs to Company
Land	2,944,000
Buildings And Improvements	3,206,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,150,000
Accumulated Depreciation	364,000
Operating lease | Walgreens: | Tulsa, OK
Initial Costs to Company
Land	651,000
Buildings And Improvements	2,168,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,819,000
Accumulated Depreciation	256,000
Operating lease | Walgreens: | Tulsa, OK
Initial Costs to Company
Land	192,000
Buildings And Improvements	1,935,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,127,000
Accumulated Depreciation	231,000
Operating lease | Walgreens: | Evansville, IN
Initial Costs to Company
Land	1,131,000
Buildings And Improvements	2,898,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,029,000
Accumulated Depreciation	300,000
Operating lease | Walgreens: | Austin, MN
Initial Costs to Company
Land	1,049,000
Buildings And Improvements	1,940,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,989,000
Accumulated Depreciation	189,000
Operating lease | Walgreens: | Canton, IL
Initial Costs to Company
Land	842,000
Buildings And Improvements	3,046,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,888,000
Accumulated Depreciation	301,000
Operating lease | Walgreens: | Galloway, OH
Initial Costs to Company
Land	1,055,000
Buildings And Improvements	2,834,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,889,000
Accumulated Depreciation	283,000
Operating lease | Walgreens: | Humble, TX
Initial Costs to Company
Land	1,092,000
Buildings And Improvements	3,027,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,119,000
Accumulated Depreciation	294,000
Operating lease | Walgreens: | Parkville, MO
Initial Costs to Company
Land	1,461,000
Buildings And Improvements	2,243,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,704,000
Accumulated Depreciation	227,000
Operating lease | Walgreens: | Toledo, OH
Initial Costs to Company
Land	1,208,000
Buildings And Improvements	3,469,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,677,000
Accumulated Depreciation	339,000
Operating lease | Walgreens: | Antioch, TN
Initial Costs to Company
Land	479,000
Buildings And Improvements	3,411,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,890,000
Accumulated Depreciation	335,000
Operating lease | Walgreens: | Decatur, IL
Initial Costs to Company
Land	680,000
Buildings And Improvements	2,989,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,669,000
Accumulated Depreciation	297,000
Operating lease | Walgreens: | Long Beach, MS
Initial Costs to Company
Land	791,000
Buildings And Improvements	2,600,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,391,000
Accumulated Depreciation	256,000
Operating lease | Walgreens: | Roselle, NJ
Initial Costs to Company
Land	1,632,000
Buildings And Improvements	3,746,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,378,000
Accumulated Depreciation	360,000
Operating lease | Walgreens: | Saraland, AL
Initial Costs to Company
Land	1,415,000
Buildings And Improvements	3,187,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,602,000
Accumulated Depreciation	309,000
Operating lease | Walgreens: | Mt. Pleasant, TX
Initial Costs to Company
Land	1,097,000
Buildings And Improvements	3,447,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,544,000
Accumulated Depreciation	185,000
Operating lease | Walgreens: | Richmond Hill, GA
Initial Costs to Company
Land	1,257,000
Buildings And Improvements	3,304,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,561,000
Accumulated Depreciation	160,000
Operating lease | Wal-Mart: | Anderson, SC
Initial Costs to Company
Land	3,265,000
Buildings And Improvements	8,442,000
Total Adjustment to Basis	1,271,000
Gross Amount at Which Carried At December 31, 2012	12,978,000
Accumulated Depreciation	1,414,000
Operating lease | Wal-Mart: | Spencer, IN
Initial Costs to Company
Land	612,000
Buildings And Improvements	1,427,000
Total Adjustment to Basis	157,000
Gross Amount at Which Carried At December 31, 2012	2,196,000
Accumulated Depreciation	243,000
Operating lease | Wal-Mart: | New London, WI
Initial Costs to Company
Land	658,000
Buildings And Improvements	1,938,000
Total Adjustment to Basis	135,000
Gross Amount at Which Carried At December 31, 2012	2,731,000
Accumulated Depreciation	310,000
Operating lease | Wal-Mart: | Bay City, TX
Initial Costs to Company
Land	637,000
Buildings And Improvements	2,558,000
Total Adjustment to Basis	(6,000)
Gross Amount at Which Carried At December 31, 2012	3,189,000
Accumulated Depreciation	365,000
Operating lease | Wal-Mart: | Washington, IL
Initial Costs to Company
Land	1,043,000
Buildings And Improvements	2,386,000
Total Adjustment to Basis	117,000
Gross Amount at Which Carried At December 31, 2012	3,546,000
Accumulated Depreciation	360,000
Operating lease | Wal-Mart: | Borger, TX
Initial Costs to Company
Land	932,000
Buildings And Improvements	1,828,000
Total Adjustment to Basis	(10,000)
Gross Amount at Which Carried At December 31, 2012	2,750,000
Accumulated Depreciation	258,000
Operating lease | Wal-Mart: | Whiteville, NC
Initial Costs to Company
Land	854,000
Buildings And Improvements	1,357,000
Total Adjustment to Basis	245,000
Gross Amount at Which Carried At December 31, 2012	2,456,000
Accumulated Depreciation	225,000
Operating lease | WaWa: | Hockessin, DE
Initial Costs to Company
Land	1,850,000
Buildings And Improvements	2,000,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,850,000
Accumulated Depreciation	393,000
Operating lease | WaWa: | Manahawkin, NJ
Initial Costs to Company
Land	1,359,000
Buildings And Improvements	2,360,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,719,000
Accumulated Depreciation	379,000
Operating lease | WaWa: | Narberth, PA
Initial Costs to Company
Land	1,659,000
Buildings And Improvements	1,782,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,441,000
Accumulated Depreciation	351,000
Operating lease | Wehrenberg Theatre: | Arnold, MO
Initial Costs to Company
Land	2,798,000
Buildings And Improvements	4,604,000
Total Adjustment to Basis	126,000
Gross Amount at Which Carried At December 31, 2012	7,528,000
Accumulated Depreciation	823,000
Operating lease | Weston Shops: | Weston, FL
Initial Costs to Company
Land	6,034,000
Buildings And Improvements	9,573,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	15,607,000
Accumulated Depreciation	1,168,000
Operating lease | Wickes Furniture: | Chicago, IL
Initial Costs to Company
Land	9,896,000
Buildings And Improvements	11,282,000
Total Adjustment to Basis	(11,377,000)
Gross Amount at Which Carried At December 31, 2012	9,801,000
Accumulated Depreciation	804,000
Operating lease | WinCo Foods: | Eureka, CA
Initial Costs to Company
Land	4,277,000
Buildings And Improvements	10,919,000
Total Adjustment to Basis	380,000
Gross Amount at Which Carried At December 31, 2012	15,576,000
Accumulated Depreciation	1,622,000
Operating lease | Winter Garden Village: | Winter Garden, FL
Initial Costs to Company
Land	22,862,000
Buildings And Improvements	151,385,000
Total Adjustment to Basis	2,058,000
Gross Amount at Which Carried At December 31, 2012	176,305,000
Accumulated Depreciation	17,211,000
Direct financing lease
Initial Costs to Company
Land	27,901,000
Buildings And Improvements	57,900,000
Total Adjustment to Basis	4,916,000
Gross Amount at Which Carried At December 31, 2012	90,717,000
Accumulated Depreciation	68,000
Direct financing lease | Academy Sports: | Baton Rouge, LA
Initial Costs to Company
Land	2,719,000
Buildings And Improvements	6,014,000
Total Adjustment to Basis	1,937,000
Gross Amount at Which Carried At December 31, 2012	10,670,000
Accumulated Depreciation	0
Direct financing lease | Academy Sports: | Houston, TX
Initial Costs to Company
Land	3,953,000
Buildings And Improvements	1,952,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	5,906,000
Accumulated Depreciation	0
Direct financing lease | Academy Sports: | Houston (Breton), TX
Initial Costs to Company
Land	1,194,000
Buildings And Improvements	4,675,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,869,000
Accumulated Depreciation	0
Direct financing lease | Academy Sports: | Houston (Southwest), TX
Initial Costs to Company
Land	3,377,000
Buildings And Improvements	5,066,000
Total Adjustment to Basis	3,127,000
Gross Amount at Which Carried At December 31, 2012	11,570,000
Accumulated Depreciation	68,000
Direct financing lease | Academy Sports: | North Richland Hills, TX
Initial Costs to Company
Land	2,097,000
Buildings And Improvements	5,693,000
Total Adjustment to Basis	(153,000)
Gross Amount at Which Carried At December 31, 2012	7,637,000
Accumulated Depreciation	0
Direct financing lease | Best Buy: | Evanston, IL
Initial Costs to Company
Land	3,661,000
Buildings And Improvements	6,984,000
Total Adjustment to Basis	2,000
Gross Amount at Which Carried At December 31, 2012	10,647,000
Accumulated Depreciation	0
Direct financing lease | Best Buy: | Warwick , RI
Initial Costs to Company
Land	3,948,000
Buildings And Improvements	9,544,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	13,492,000
Accumulated Depreciation	0
Direct financing lease | CVS: | Amarillo, TX
Initial Costs to Company
Land	832,000
Buildings And Improvements	2,563,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,395,000
Accumulated Depreciation	0
Direct financing lease | CVS: | Del City, OK
Initial Costs to Company
Land	1,085,000
Buildings And Improvements	4,496,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,581,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Chattanooga, TN
Initial Costs to Company
Land	1,023,000
Buildings And Improvements	2,976,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,999,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Mantua, NJ
Initial Costs to Company
Land	943,000
Buildings And Improvements	1,495,000
Total Adjustment to Basis	2,000
Gross Amount at Which Carried At December 31, 2012	2,440,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Vineland, NJ
Initial Costs to Company
Land	2,353,000
Buildings And Improvements	4,743,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,096,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Mableton, GA
Initial Costs to Company
Land	716,000
Buildings And Improvements	1,699,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,415,000
Accumulated Depreciation	$ 0